                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07917

                        Wilshire Variable Insurance Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  David Lebisky
                                  c/o PFPC Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 382-8667

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

[GRAPHIC OMITTED]





                       QUARTERLY STATEMENTS OF INVESTMENTS

                                  (Unaudited)


                                 BALANCED FUND
                                  EQUITY FUND
                                  INCOME FUND
                           INTERNATIONAL EQUITY FUND
                           SHORT-TERM INVESTMENT FUND
                             SMALL CAP GROWTH FUND
                           SOCIALLY RESPONSIBLE FUND





                               September 30, 2005
                               -----------------
                             www.wilshirefunds.com

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)


                   Shares                                                          Value
-------------------------------------------                                   ---------------
INVESTMENTS IN UNDERLYING FUNDS -
  100.0%

7,038,518                                   Wilshire Variable Insurance Trust
                                            Equity Fund* .................... $156,466,260
8,338,127                                   Wilshire Variable Insurance Trust
                                            Income Fund* ....................  103,142,633

                                                                              ------------
Total Investments in Underlying Funds (Cost
$240,956,557)                                                                   259,608,893
Other Assets & Liabilities, Net - 0.0%                                               64,763
                                                                               ------------
NET ASSETS - 100.0%                                                            $259,673,656
                                                                               ============

     * Affiliated fund.










                    See Notes to Statements of Investments.
                                       11

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)




    Shares                                                       Value
--------------                                              ---------------
COMMON STOCK - 98.9%
Consumer Discretionary - 11.1%
     14,900    American Axle & Manufacturing
               Holdings, Inc. ............................. $  343,892
     17,000    American Eagle Outfitters ..................    400,010
     23,400    Autoliv, Inc. ..............................  1,017,900
      7,600    Black & Decker Corp. .......................    623,884
     11,100    BorgWarner, Inc. ...........................    626,706
     20,800    Claire's Stores, Inc. ......................    501,904
     37,000    Coach, Inc.* ...............................  1,160,320
    173,688    Comcast Corp., Class A* ....................  5,102,953
     27,000    Cooper Tire & Rubber Co. ...................    412,290
     19,200    Federated Department Stores, Inc. ..........  1,283,904
     58,700    Gap, Inc. (The) ............................  1,023,141
     27,300    Genuine Parts Co. ..........................  1,171,170
     30,100    GTECH Holdings Corp. .......................    965,006
     16,200    Home Depot, Inc. ...........................    617,868
     86,500    Interpublic Group of Companies, Inc.*.......  1,006,860
     21,600    Jones Apparel Group, Inc. ..................    615,600
     39,700    Kohl's Corp.* ..............................  1,992,146
     30,200    Lear Corp. .................................  1,025,894
     58,100    Limited Brands, Inc. .......................  1,186,983
     31,100    Lowe's Cos., Inc. ..........................  2,002,840
      6,900    Magna International, Inc., Class A .........    516,534
     27,500    Marvel Entertainment, Inc.* ................    491,425
     33,900    Mattel, Inc. ...............................    565,452
    137,500    McDonald's Corp. ...........................  4,604,875
     23,600    McGraw-Hill Cos., Inc. (The) ...............  1,133,744
     51,100    Newell Rubbermaid, Inc. ....................  1,157,415
     25,400    Nordstrom, Inc. ............................    871,728
      1,000    NVR, Inc.* .................................    884,950
     61,200    Office Depot, Inc.* ........................  1,817,640
     14,700    Polaris Industries, Inc. ...................    728,385
     14,700    Reynolds American, Inc. ....................  1,220,394
     19,500    Starwood Hotels & Resorts Worldwide,
               Inc. .......................................  1,114,815
     57,800    Target Corp. ...............................  3,001,554
    509,400    Time Warner, Inc.* .........................  9,225,234
    188,681    Viacom, Inc., Class B ......................  6,228,360

                                                            ----------
                                                            56,643,776
                                                            ----------
Consumer Staples - 8.5%
    111,200    Altria Group, Inc. .........................  8,196,552
     29,000    Archer-Daniels-Midland Co. .................    715,140
     20,900    Clorox Co. .................................  1,160,786
    126,300    Coca-Cola Co. (The) ........................  5,454,897
     24,500    Fresh Del Monte Produce, Inc. ..............    666,890
     31,900    Kellogg Co. ................................  1,471,547
     78,200    Kraft Foods, Inc., Class A .................  2,392,138
     35,000    Kroger Co. (The)* ..........................    720,650
     16,600    Monsanto Co. ...............................  1,041,650
    104,200    PepsiCo, Inc. ..............................  5,909,182
    139,900    Procter & Gamble Co. .......................  8,318,454
     58,500    Safeway, Inc.* .............................  1,497,600
     61,600    Sara Lee Corp. .............................  1,167,320
     47,200    Supervalu, Inc. ............................  1,468,864


    Shares                                                       Value
--------------                                              ---------------
Consumer Staples (continued)
     16,800    Unilever NV ................................ $1,200,360
     25,100    UST, Inc. ..................................  1,050,686
     26,000    Wal-Mart Stores, Inc. ......................  1,139,320

                                                            ----------
                                                            43,572,036
                                                            ----------
Energy - 11.0%
     17,200    BP PLC ADR .................................  1,218,620
    148,676    Chevron Corp. ..............................  9,623,797
    167,400    ConocoPhillips ............................. 11,702,934
     20,400    Diamond Offshore Drilling, Inc. ............  1,249,500
    197,100    Exxon Mobil Corp. .......................... 12,523,734
     21,300    Frontline, Ltd. ............................    939,756
     64,900    GlobalSantaFe Corp. ........................  2,960,738
     52,600    Halliburton Co. ............................  3,604,152
     34,600    Marathon Oil Corp. .........................  2,384,978
     11,700    National Oilwell Varco, Inc.* ..............    769,860
     30,000    Noble Energy, Inc. .........................  1,407,000
     46,350    Occidental Petroleum Corp. .................  3,959,681
     36,700    Pride International, Inc.* .................  1,046,317
     32,200    Rowan Cos., Inc. ...........................  1,142,778
     14,600    Valero Energy Corp. ........................  1,650,676

                                                            ----------
                                                            56,184,521
                                                            ----------
Financials - 25.2%
     19,400    ACE, Ltd. ..................................    913,158
     14,100    Allstate Corp. .............................    779,589
     33,400    American Financial Group, Inc. .............  1,133,262
    156,325    American International Group, Inc. .........  9,685,897
    320,800    Bank of America Corp. ...................... 13,505,680
     10,800    Bear Stearns Cos., Inc. (The) ..............  1,185,300
         17    Berkshire Hathaway, Inc., Class A* .........  1,394,000
     18,900    Capital One Financial Corp. ................  1,502,928
     40,600    Chubb Corp. ................................  3,635,730
     30,600    CIT Group, Inc. ............................  1,382,508
    299,181    Citigroup, Inc. ............................ 13,618,719
     40,400    Comerica, Inc. .............................  2,379,560
     11,100    Countrywide Financial Corp. ................    366,078
     23,500    Endurance Specialty Holdings, Ltd. .........    801,585
     78,400    Fannie Mae .................................  3,513,888
      8,700    Freddie Mac ................................    491,202
     94,200    Genworth Financial, Inc., Class A ..........  3,037,008
     23,300    Golden West Financial Corp. ................  1,383,787
     30,600    Goldman Sachs Group, Inc. ..................  3,720,348
     42,400    Hartford Financial Services Group,
               Inc. .......................................  3,272,008
     29,200    Huntington Bancshares, Inc. ................    656,124
    154,412    JPMorgan Chase & Co. .......................  5,239,199
     61,300    KeyCorp ....................................  1,976,925
     10,900    Lehman Brothers Holdings, Inc. .............  1,269,632
     33,700    Marshall & Ilsley Corp. ....................  1,466,287
     65,900    Merrill Lynch & Co., Inc. ..................  4,042,965
    110,000    MetLife, Inc. ..............................  5,481,300
     14,800    Moody's Corp. ..............................    755,984
     83,500    Morgan Stanley .............................  4,503,990
     26,200    National City Corp. ........................    876,128

                    See Notes to Statements of Investments.
                                       12

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




    Shares                                                         Value
--------------                                                ---------------
Financials (continued)
     44,500    North Fork Bancorp, Inc. ..................... $ 1,134,750
      5,600    PartnerRe, Ltd. ..............................     358,680
     31,300    Platinum Underwriters Holdings, Ltd. .........     935,557
     27,700    PNC Financial Services Group, Inc. ...........   1,607,154
     65,900    Providian Financial Corp.* ...................   1,165,112
     29,800    Prudential Financial, Inc. ...................   2,013,288
    112,023    St. Paul Travelers Cos., Inc. ................   5,026,472
     50,500    State Street Corp. ...........................   2,470,460
     15,100    SunTrust Banks, Inc. .........................   1,048,695
     15,300    Torchmark Corp. ..............................     808,299
    156,200    U.S. Bancorp .................................   4,386,096
     48,400    UnumProvident Corp. ..........................     992,200
    126,651    Wachovia Corp. ...............................   6,027,321
     29,650    Washington Mutual, Inc. ......................   1,162,873
     74,900    Wells Fargo & Co. ............................   4,386,893
     16,400    XL Capital, Ltd., Class A ....................   1,115,692

                                                              -----------
                                                              128,610,311
                                                              -----------
Health Care - 11.0%
     76,500    Abbott Laboratories ..........................   3,243,600
     33,600    Aetna, Inc. ..................................   2,894,304
      7,800    AmerisourceBergen Corp. ......................     602,940
     59,800    Amgen, Inc.* .................................   4,764,266
     54,200    Baxter International, Inc. ...................   2,160,954
     22,400    Bristol-Myers Squibb Co. .....................     538,944
     13,400    Cigna Corp. ..................................   1,579,324
     31,700    Eisai Co., Ltd. ADR ..........................   1,363,100
     63,700    Eli Lilly & Co. ..............................   3,409,224
     18,800    Fisher Scientific International, Inc.* .......   1,166,540
     24,800    Genzyme Corp.* ...............................   1,776,672
     25,100    GlaxoSmithKline PLC ADR ......................   1,287,128
      6,500    HCA, Inc. ....................................     311,480
     17,200    Health Net, Inc.* ............................     813,904
     79,000    Johnson & Johnson ............................   4,999,120
     35,100    Medco Health Solutions, Inc.* ................   1,924,533
     69,300    Medtronic, Inc. ..............................   3,715,866
    112,800    Merck & Co., Inc. ............................   3,069,288
    340,350    Pfizer, Inc. .................................   8,498,540
    114,900    Schering-Plough Corp. ........................   2,418,645
     31,400    Thermo Electron Corp.* .......................     970,260
     43,000    WellPoint, Inc.* .............................   3,260,260
     23,900    Wyeth ........................................   1,105,853

                                                              -----------
                                                               55,874,745
                                                              -----------
Industrials - 10.6%
     13,200    3M Co. .......................................     968,352
      6,200    Apollo Group, Inc., Class A* .................     411,618
     88,300    Boeing Co. ...................................   5,999,985
     57,500    Burlington Northern Santa Fe Corp. ...........   3,438,500
     23,600    Caterpillar, Inc. ............................   1,386,500
     31,600    Cooper Industries, Ltd., Class A .............   2,184,824
     48,100    CSX Corp. ....................................   2,235,688
     20,500    Eaton Corp. ..................................   1,302,775
     19,600    Equifax, Inc. ................................     684,824
     94,100    Flextronics International, Ltd.* .............   1,209,185


    Shares                                                         Value
--------------                                                ---------------
Industrials (continued)
     24,300    General Dynamics Corp. ....................... $ 2,905,065
    351,400    General Electric Co. .........................  11,831,638
     28,200    Goodrich Corp. ...............................   1,250,388
     32,100    Graco, Inc. ..................................   1,100,388
     35,100    Ingersoll-Rand Co., Ltd., Class A ............   1,341,873
     66,300    Ingram Micro, Inc., Class A* .................   1,229,202
     19,500    ITT Educational Services, Inc.* ..............     962,325
     59,200    Norfolk Southern Corp. .......................   2,401,152
     61,500    Owens-Illinois, Inc.* ........................   1,268,130
     39,000    Raytheon Co. .................................   1,482,780
     21,500    Rockwell Automation, Inc. ....................   1,137,350
     20,000    Rockwell Collins, Inc. .......................     966,400
     22,200    SPX Corp. ....................................   1,020,090
     22,900    Textron, Inc. ................................   1,642,388
     26,100    Tyco International, Ltd. .....................     726,885
      6,400    United Parcel Service, Inc., Class B .........     442,432
     47,000    United Technologies Corp. ....................   2,436,480

                                                              -----------
                                                               53,967,217
                                                              -----------
Information Technology - 13.2%
     31,200    Accenture, Ltd., Class A* ....................     794,352
     36,757    ADC Telecommunications, Inc.*.................     840,265
     24,200    Adobe Systems, Inc. ..........................     722,370
     52,140    Agere Systems, Inc.* .........................     542,777
     29,600    Analog Devices, Inc. .........................   1,099,344
     16,400    Arrow Electronics, Inc.* .....................     514,304
     13,900    Autodesk, Inc. ...............................     645,516
     47,900    Avnet, Inc.* .................................   1,171,155
     43,000    Celestica, Inc.* .............................     486,330
    151,000    Cisco Systems, Inc.* .........................   2,707,430
     59,700    Comcast Corp., Special Class A* ..............   1,718,166
     15,400    Computer Sciences Corp.* .....................     728,574
    223,400    Corning, Inc.* ...............................   4,318,322
     68,400    Dell, Inc.* ..................................   2,339,280
     65,700    Earthlink, Inc.* .............................     702,990
     57,000    Electronic Data Systems Corp. ................   1,279,080
    137,500    EMC Corp.* ...................................   1,779,250
     37,200    First Data Corp. .............................   1,488,000
    225,300    Hewlett-Packard Co. ..........................   6,578,760
    241,500    Intel Corp. ..................................   5,952,975
     37,300    International Business Machines Corp..........   2,992,206
     13,000    Intuit, Inc.* ................................     582,530
    515,500    Microsoft Corp. ..............................  13,263,815
     60,064    News Corp., Class A ..........................     936,398
    119,200    Nokia OYJ ADR ................................   2,015,672
    197,200    Nortel Networks Corp.* .......................     642,872
     34,300    Qualcomm, Inc. ...............................   1,534,925
      9,800    Research In Motion, Ltd.* ....................     670,320
    155,900    Sanmina-SCI Corp.* ...........................     668,811
    214,300    Solectron Corp.* .............................     837,913
    314,500    Sun Microsystems, Inc.* ......................   1,232,840
     15,700    Tech Data Corp.* .............................     576,347
    106,400    Tellabs, Inc.* ...............................   1,119,328
     37,000    Texas Instruments, Inc.* .....................   1,254,300

                    See Notes to Statements of Investments.
                                       13

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




    Shares                                                       Value
--------------                                              ---------------
Information Technology (continued)
 73,900        Yahoo!, Inc.* ............................. $ 2,500,776

                                                            -----------
                                                             67,238,293
                                                            -----------
Materials - 2.3%
 44,900        Dow Chemical Co. (The) .....................   1,870,983
 18,500        du Pont (E.I.) de Nemours & Co. ............     724,645
 14,400        IPSCO, Inc. ................................   1,029,456
 29,000        Newmont Mining Corp. .......................   1,367,930
 10,900        Phelps Dodge Corp. .........................   1,416,237
 16,600        Potlatch Corp. .............................     865,192
 18,400        PPG Industries, Inc. .......................   1,089,096
 13,700        Rio Tinto PLC ADR ..........................   2,250,910
 53,700        Smurfit-Stone Container Corp.* .............     556,332
 16,500        United States Steel Corp. ..................     698,775

                                                            -----------
                                                             11,869,556
                                                            -----------
Telecommunication Services - 2.9%
 26,300        Amdocs, Ltd.* ..............................     729,299
 42,100        AT&T Corp. .................................     833,580
 87,500        BellSouth Corp. ............................   2,301,250
 55,200        Deutsche Telekom AG ADR ....................   1,006,848
137,200        SBC Communications, Inc. ...................   3,288,684
207,523        Sprint Nextel Corp. ........................   4,934,897
 27,800        Verizon Communications, Inc. ...............     908,782
 32,200        Vodafone Group PLC ADR .....................     836,234

                                                            -----------
                                                             14,839,574
                                                            -----------
Utilities - 3.1%
 22,400        Ameren Corp. ...............................   1,198,176
 56,220        American Electric Power Co., Inc. ..........   2,231,934
 21,500        Consolidated Edison, Inc. ..................   1,043,825


    Shares                                                       Value
--------------                                              ---------------
Utilities (continued)
 20,100        DTE Energy Co. ............................. $   921,786
 42,200        Duquesne Light Holdings, Inc. ..............     726,262
 28,300        Entergy Corp. ..............................   2,103,256
 28,100        National Fuel Gas Co. ......................     961,020
 66,400        PG&E Corp. .................................   2,606,200
 78,400        Southern Co. (The) .........................   2,803,584
  9,500        TXU Corp. ..................................   1,072,360

                                                            -----------
                                                             15,668,403
                                                            -----------
Total Common Stock (Cost $449,835,558)
                                                            504,468,432
                                                            -----------


                                        Maturity
                                          Date         Par
                                       ---------- -------------
REPURCHASE AGREEMENT - 0.3%

Agreement with UBS Securities, 3.31%
  dated 09/30/2005 to be repurchased
  at $1,683,464, collateralized by
  $1,258,000 U.S. Treasury Bonds,
  8.13%, due 08/15/2019 (market value
$  1,723,548)
(Cost $1,683,000)                      10/03/05   $1,683,000       1,683,000
                                                                   ---------
Total Investments - 99.2%
(Cost $451,518,558)                                              506,151,432
Other Assets & Liabilities, Net - 0.8%                             3,928,767
                                                                 -----------
NET ASSETS - 100.0%                                             $510,080,199
                                                                ============

    ADR - American Depository Receipt.
    * Non-income producing security.

                    See Notes to Statements of Investments.
                                       14

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)




                                         Maturity
                                           Date           Par            Value
                                        ---------- ---------------- ---------------
ASSET BACKED SECURITIES - 5.9%

Amortizing Residential Collateral Trust
4.11  %(a)                              01/01/32   $  98,384        $  99,069
Bayview Financial Acquisition Trust
4.29  %(a)                              02/28/44     305,417          306,276
Chase Issuance Trust
3.22  %                                 06/15/10     475,000          463,197
Chase Manhattan Auto Owner Trust
3.87  %                                 06/15/09     550,000          543,971
Chesapeake Funding LLC
4.05  %(a)                              08/07/15   1,100,000        1,101,030
Citibank Credit Card Issuance Trust
2.55  %                                 01/20/09     525,000          512,066
6.90  %                                 10/15/07     425,000          425,535
Citibank Credit Card Master Trust I
6.10  %                                 05/15/08     525,000          530,337
Conseco Finance Securitizations Corp.
8.50  %                                 03/01/33     629,312          162,318
Countrywide Asset-Backed Certificates
4.12  %(a)                              06/25/35     357,380          357,714
Discover Card Master Trust I
3.93  %(a)                              07/15/08     600,000          600,290
Ford Credit Auto Owner Trust
4.34  %                                 08/15/09     475,000          474,990
Green Tree Financial Corp.
9.15  %                                 01/15/18      52,086           46,380
Green Tree Home Improvement Loan
  Trust
7.60  %                                 07/15/20      21,083           20,977
Green Tree Recreational Equipment &
  Consumer Trust
7.25  %                                 03/15/29     115,011          103,712
MBNA Credit Card Master Note Trust
2.65  %                                 11/15/10     600,000          571,348
2.70  %                                 09/15/09     525,000          510,895
3.30  %                                 07/15/10     510,000          496,165
MSDWCC Heloc Trust
4.02  %(a)                              07/25/17      77,913           77,918
Nissan Auto Receivables Owner Trust
1.89  %                                 12/15/06      80,256           80,130
SLM Student Loan Trust
3.64  %(a)                              10/26/09      50,003           49,998

                                                                    ---------
Total Asset Backed Securities
(Cost $7,583,770)                                                   7,534,316
                                                                    ---------
COLLATERALIZED MORTGAGE
  OBLIGATIONS - 14.3%

Asset Securitization Corp.
6.75  %                                 02/14/43     260,000          270,321
6.96  %(a)                              02/14/43     100,000          108,988
Bank of America Alternative Loan Trust
5.00  %                                 08/25/19     174,321          172,905
Bear Stearns Adjustable Rate Mortgage
  Trust
4.02  %(a)                              07/25/34     774,207          753,205


                                         Maturity
                                           Date           Par            Value
                                        ---------- ---------------- ---------------
Bear Stearns Commercial Mortgage
  Securities
4.67  %                                 06/11/41   $ 325,000        $ 316,801
4.82  %                                 11/11/41     345,000          340,520
Capital Lease Funding Securitization LP
 7.35%*                                 06/22/24     283,665          290,189
Countrywide Alternative Loan Trust
4.09  %(a)                              09/25/34     219,714          220,033
4.14  %(a)                              10/25/35     597,558          597,532
6.00  %                                 12/25/34     353,036          357,484
Countrywide Home Loan Mortgage Pass
  Through Trust
4.10  %(a)                              02/25/35     332,647          332,911
CS First Boston Mortgage Securities
  Corp.
6.30  %                                 11/11/30     320,000          333,273
6.55  %                                 01/17/35     675,000          697,206
Deutsche Mortgage and Asset Receiving
  Corp.
6.54  %                                 06/15/31     747,399          771,965
Fannie Mae
5.50  %                                 05/25/27     207,825          210,076
Federal National Mortgage Assoc.
5.50  %                                 04/25/30     369,048          373,930
GE Capital Commercial Mortgage Corp.
6.27  %                                 12/10/35     340,000          363,809
GMAC Commercial Mortgage Securities,
  Inc.
4.65  %                                 04/10/40     575,000          567,859
7.18  %                                 08/15/36     302,185          323,094
7.46  %                                 08/16/33     280,000          307,369
GS Mortgage Securities Corp. II
6.14  %                                 10/18/30     444,755          459,008
6.62  %                                 10/18/30     400,000          417,043
Harborview Mortgage Loan Trust
4.01  %(a)                              05/19/35     560,862          559,348
4.10  %(a)                              09/19/35     399,631          399,631
Impac CMB Trust
4.10  %(a)                              05/25/35     530,688          530,527
4.18  %(a)                              10/25/33     215,845          215,853
Indymac Index Mortgage Loan Trust
4.48  %(a)                              10/25/35     575,000          581,648
JP Morgan Chase Commercial Mortgage
  Securities Corp.
4.74  %                                 07/15/42     325,000          317,685
5.86  %                                 10/12/35     240,000          251,367
6.43  %                                 04/15/35     300,000          321,813
LB-UBS Commercial Mortgage Trust
4.06  %(a)                              09/15/27     180,000          175,758
4.95  %                                 09/15/40     500,000          498,280
5.19  %(a)                              06/15/29     360,000          365,174
7.37  %                                 08/15/26     270,000          296,847
Morgan Stanley Capital I
4.99  %(a)                              08/13/42     460,000          459,167
Residential Asset Securitization Trust
4.75  %                                 02/25/19   1,307,629        1,282,294

                    See Notes to Statements of Investments.
                                       15

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




                                             Maturity
                                               Date              Par            Value
                                        ----------------- ---------------- ---------------
SACO I, Inc.
 4.12  %                                   09/30/35           $600,000     $  599,943
Salomon Brothers Mortgage Securities
  VII
 4.13  %(a)                                03/25/32            207,492        207,976
 6.59  %                                   12/18/33            300,000        320,186
Small Business Administration
 4.75  %                                   08/10/14            313,354        314,224
Washington Mutual Mortgage
  Pass-Through Certificates
 5.48  %(a)                                01/25/35            460,921        460,810
Washington Mutual, Inc.
 3.86  %(a)                                11/25/34            756,868        758,514
 3.87  %(a)                                04/25/45            473,879        473,879
Wells Fargo Mortgage Backed Securities
  Trust
 3.54  %(a)                                09/25/34            470,000        452,790

                                                                           ----------
Total Collateralized Mortgage
Obligations
(Cost $18,684,046)                                                         18,429,235
                                                                           ----------
CORPORATE BONDS - 19.4%

Consumer Discretionary - 1.4%

AMC Entertainment, Inc.
 8.00  %                                   03/01/14             10,000          8,800
Amerigas Partners LP
 7.25%*                                    05/20/15             10,000         10,450
Caesars Entertainment, Inc.
 8.12  %                                   05/15/11             12,000         13,365
CSC Holdings, Inc.
 7.62  %                                   04/01/11             20,000         19,650
 7.88  %                                   02/15/18             31,000         29,605
Delta Air Lines, Inc.
 6.72  %                                   01/02/23            116,306        119,112
Federated Department Stores, Inc.
 6.79  %                                   07/15/27             30,000         32,021
General Motors Corp.
 8.38  %                                07/33-07/33            100,000         82,904
Harrah's Operating Co., Inc.
 7.88  %                                   12/15/05             43,000         43,269
Historic TW, Inc.
 6.62  %                                   05/15/29            165,000        172,591
Inn of the Mountain Gods Resort &
  Casino
12.00  %                                   11/15/10             10,000         11,300
JC Penney Corp., Inc.
 7.40  %                                   04/01/37             10,000         10,813
K2, Inc.
 7.38  %                                   07/01/14             15,000         15,000
Lennar Corp.
 5.60%*                                    05/31/15             25,000         24,491
May Department Stores Co. (The)
 7.88  %                                   03/01/30             30,000         35,762


                                             Maturity
                                               Date              Par            Value
                                        ----------------- ---------------- ---------------
Consumer Discretionary (continued)
MGM Mirage
 6.00  %                                   10/01/09           $ 45,000     $   44,438
 6.75  %                                   09/01/12             20,000         20,325
 8.50  %                                   09/15/10             50,000         54,375
Mohegan Tribal Gaming Authority
 6.12  %                                   02/15/13             10,000          9,950
 8.00  %                                   04/01/12              5,000          5,275
Movie Gallery, Inc.
11.00  %                                   05/01/12             15,000         13,275
News America, Inc.
 6.20  %                                   12/15/34            155,000        155,234
Oxford Industries, Inc.
 8.88  %                                   06/01/11             10,000         10,400
Premier Entertainment Biloxi LLC
10.75  %                                   02/01/12             10,000          9,013
Pulte Homes, Inc.
 6.00  %                                   02/15/35             15,000         13,604
Reader's Digest Association, Inc. (The)
 6.50  %                                   03/01/11             10,000         10,150
Station Casinos, Inc.
 6.00  %                                   04/01/12             20,000         19,975
Tele-Communications - TCI Group
 7.88  %                                   08/01/13            295,000        341,080
Time Warner, Inc.
 6.88  %                                   05/01/12            400,000        437,154
 7.70  %                                   05/01/32             50,000         59,196
Toys R US, Inc.
 7.38  %                                   10/15/18             23,000         18,400

                                                                           ----------
                                                                            1,850,977
                                                                           ----------
Consumer Staples - 0.3%

Altria Group, Inc.
 7.00  %                                   11/04/13              5,000          5,473
 7.20  %                                   02/01/07            240,000        246,876
Delhaize America, Inc.
 9.00  %                                   04/15/31             20,000         23,087
Smithfield Foods, Inc.
 7.00  %                                   08/01/11             20,000         20,400
Unilever Capital Corp.
 7.12  %                                   11/01/10             55,000         60,839

                                                                           ----------
                                                                              356,675
                                                                           ----------
Energy - 2.7%

Amerada Hess Corp.
 7.30  %                                   08/15/31            215,000        250,830
Apache Corp.
 6.25  %                                   04/15/12            180,000        195,613
Chesapeake Energy Corp
 6.25  %                                   01/15/18             60,000         58,800
Chesapeake Energy Corp.
 7.50  %                                   09/15/13             10,000         10,650
ConocoPhillips
 4.75  %                                   10/15/12            330,000        331,324

                    See Notes to Statements of Investments.
                                       16

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




                                        Maturity
                                          Date             Par            Value
                                     -------------- ---------------- ---------------
Energy (continued)
ConocoPhillips Holding Co.
6.95  %                                 04/15/29    $  10,000        $  12,173
Devon Energy Corp.
7.95  %                                 04/15/32      130,000          165,715
El Paso Corp.
7.75  %                                 01/15/32       40,000           40,300
7.80  %                                 08/01/31      940,000          942,350
El Paso Corp. Convertible Debentures
4.87  %(b)                              02/28/21    1,050,000          565,688
Enterprise Products Operating LP
4.00  %                                 10/15/07       25,000           24,500
Enterprise Products Operations LP
4.95  %                                 06/01/10       75,000           73,712
KCS Energy, Inc.
 7.12%*                                 04/01/12        5,000            5,125
Kerr-McGee Corp.
7.88  %                                 09/15/31      150,000          173,613
Northwest Pipeline Corp.
8.12  %                                 03/01/10       30,000           32,025
Pacific Gas & Electric Co.
6.05  %                                 03/01/34      120,000          124,847
Plains Exploration & Production Co.
7.12  %                                 06/15/14       20,000           21,050
Pogo Producing Co.
 6.88%*                                 10/01/17       10,000           10,138
Pride International, Inc.
7.38  %                                 07/15/14       20,000           21,725
Southern Natural Gas Co.
8.88  %                                 03/15/10       20,000           21,618
Suburban Propane Partners LP
 6.88%*                                 12/15/13       30,000           27,300
Transcontinental Gas Pipe Line Corp.
8.88  %                                 07/15/12       35,000           40,819
Vintage Petroleum, Inc.
7.88  %                                 05/15/11       20,000           20,900
8.25  %                                 05/01/12       24,000           25,680
Williams Cos., Inc.
7.50  %                                 01/15/31      173,000          183,812
7.62  %                                 07/15/19       10,000           10,825
7.75  %                                 06/15/31       80,000           86,600
XTO Energy, Inc.
6.25  %                                 04/15/13       20,000           21,349
7.50  %                                 04/15/12       36,000           40,551

                                                                     ---------
                                                                     3,539,632
                                                                     ---------
Financials - 9.6%

Bank of America Corp.
3.88  %                                 01/15/08      240,000          236,473
4.50  %                                 08/01/10      245,000          242,488
4.88  %                                 01/15/13      120,000          119,578
BellSouth Capital Funding Corp.
7.88  %                                 02/15/30      160,000          197,208


                                        Maturity
                                          Date             Par            Value
                                     -------------- ---------------- ---------------
Financials (continued)
Berkshire Hathaway Finance Corp.
3.38  %                                 10/15/08    $ 150,000        $ 144,802
4.12  %                                 01/15/10       95,000           93,030
Boeing Capital Corp.
5.80  %                                 01/15/13       85,000           89,804
CIT Group, Inc.
4.00  %                                 05/08/08        5,000            4,916
Citigroup, Inc.
3.62  %                                 02/09/09    1,005,000          973,720
4.12  %                                 02/22/10      175,000          170,879
5.00  %                                 09/15/14      265,000          263,569
Deutsche Bank AG
3.84  %                                 03/15/07      150,000          149,325
Devon Financing Corp. ULC
7.88  %                                 09/30/31       65,000           81,853
DI Finance/DynCorp International
 9.50%*                                 02/15/13       10,000           10,450
E*Trade Financial Corp.
 7.38%*                                 09/15/13       10,000           10,100
FleetBoston Financial Corp.
3.85  %                                 02/15/08       80,000           78,812
Ford Motor Credit Co.
4.95  %                                 01/15/08      130,000          123,713
6.62  %                                 06/16/08       50,000           48,869
7.00  %                                 10/01/13        5,000            4,637
7.25  %                                 10/25/11       50,000           47,459
7.38  %                              10/09-02/11      910,000          878,445
Forest City Enterprises, Inc.
6.50  %                                 02/01/17        8,000            7,920
General Electric Capital Corp.
3.12  %                                 04/01/09      215,000          204,421
3.45  %(a)                              01/15/08      950,000          941,208
4.12  %                              03/08-09/09      600,000          592,695
General Motors Acceptance Corp.
5.62  %                                 05/15/09       90,000           82,509
6.12  %                              02/07-08/07      270,000          267,246
6.15  %                                 04/05/07      210,000          208,400
6.31  %                                 11/30/07       50,000           48,325
7.25  %                                 03/02/11      165,000          153,431
7.75  %                                 01/19/10       90,000           87,238
Goldman Sachs Group, Inc.
6.60  %                                 01/15/12      290,000          314,377
Host Marriott LP
9.25  %                                 10/01/07        4,000            4,215
HSBC Bank USA NA
3.87  %                                 06/07/07      300,000          297,125
HSBC Finance Corp. NA
6.38  %                                 11/27/12       40,000           42,982
6.40  %                                 06/17/08      325,000          339,012
6.50  %                                 11/15/08      213,000          223,667

                    See Notes to Statements of Investments.
                                       17

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




                                       Maturity
                                         Date           Par            Value
                                      ---------- ---------------- ---------------
Financials (continued)
JP Morgan Chase & Co.
 3.62  %                              05/01/08       $ 50,000       $    48,819
 5.12  %                              09/15/14         45,000            44,887
 5.15  %                              10/01/15         30,000            29,815
 5.25  %                              05/30/07        330,000           333,879
 5.35  %                              03/01/07        100,000           101,154
 5.75  %                              01/02/13        195,000           202,782
 6.38  %                              02/15/08        100,000           103,848
Lehman Brothers Holdings, Inc.
 6.62  %                              01/18/12        150,000           163,172
 7.88  %                              08/15/10         55,000            62,264
Marsh & McLennan Cos., Inc.
 5.75  %                              09/15/15         40,000            39,582
Metlife, Inc.
 5.70  %                              06/15/35         80,000            79,527
Mizuho JGB Investment LLC
 9.87  %(a)*                          12/31/49        210,000           234,289
Mizuho Preferred Capital Co. LLC
 8.79  %(a)*                          12/31/49        360,000           391,859
Morgan Stanley
 3.62  %                              04/01/08        270,000           263,568
 5.80  %                              04/01/07         75,000            76,226
Protective Life Secured Trust
 3.70  %                              11/24/08         85,000            83,110
RBS Capital Trust I
 4.71  %                              12/31/49         90,000            86,829
Rouse Co. (The)
 3.62  %                              03/15/09         35,000            32,716
 5.38  %                              11/26/13        125,000           119,011
SLM Corp.
 3.62  %(a)                           03/17/08        225,000           219,928
 3.66  %                              04/01/09        220,000           216,669
SunTrust Banks, Inc.
 3.62  %                              10/15/07        270,000           264,696
 4.00  %                              10/15/08         65,000            63,717
UBS Preferred Funding Trust I
 8.62  %(a)                           12/31/49         25,000            28,962
UGS Corp.
10.00  %                              06/01/12         20,000            21,900
US Bancorp
 3.12  %                              03/15/08        170,000           164,326
US Bank NA
 2.87  %                              02/01/07        250,000           244,681
Ventas Realty LP/Ventas Capital Corp.
 6.75%*                               06/01/10         10,000            10,150
 8.75  %                              05/01/09         20,000            21,400
 9.00  %                              05/01/12         10,000            11,350
Verizon Global Funding Corp.
 4.38  %                              06/01/13         35,000            33,453
 6.88  %                              06/15/12         10,000            11,032
 7.38  %                              09/01/12         10,000            11,348
 7.75  %                              12/01/30        100,000           121,828


                                       Maturity
                                         Date           Par            Value
                                      ---------- ---------------- ---------------
Financials (continued)
Wells Fargo & Co.
 4.00  %                              08/15/08       $230,000       $   226,481
 4.20  %                              01/15/10        195,000           191,161
 4.62  %                              08/09/10         55,000            54,726
 5.00  %                              11/15/14         75,000            75,166

                                                                    -----------
                                                                     12,275,212
                                                                    -----------
Health Care - 0.6%

AmerisourceBergen Corp.
 5.88%*                               09/15/15         20,000            19,750
Bio-Rad Laboratories, Inc.
 6.12  %                              12/15/14         20,000            19,400
 7.50  %                              08/15/13          5,000             5,288
Bristol-Myers Squibb Co.
 5.75  %                              10/01/11         20,000            20,979
Davita, Inc.
 7.25  %                              03/15/15        150,000           152,062
HCA, Inc.
 5.50  %                              12/01/09         25,000            24,487
 6.25  %                              02/15/13         10,000             9,884
 7.25  %                              05/20/08         22,000            22,776
 7.69  %                              06/15/25         30,000            30,149
Mylan Laboratories, Inc.
 6.38%*                               08/15/15         20,000            20,025
Omnicare, Inc.
 8.12  %                              03/15/11         39,000            40,755
Tenet Healthcare Corp.
 6.38  %                              12/01/11        121,000           112,832
 9.25%*                               02/01/15        171,000           172,710
 9.88  %                              07/01/14         40,000            41,800
WellPoint, Inc.
 5.95  %                              12/15/34         50,000            52,128

                                                                    -----------
                                                                        745,025
                                                                    -----------
Industrials - 1.7%

BE Aerospace, Inc.
 8.50  %                              10/01/10         30,000            32,700
Case New Holland, Inc.
 9.25  %                              08/01/11         10,000            10,575
Crown Holdings, Inc.
 9.50  %                              03/01/11          5,000             5,475
DaimlerChrysler NA Holding Corp.
 4.88  %                              06/15/10         90,000            88,202
 6.50  %                              11/15/13         50,000            52,864
 7.30  %                              01/15/12        135,000           146,607
Eastman Kodak Co.
 7.25  %                              11/15/13         15,000            14,227
K. Hovnanian Enterprises, Inc.
 6.25%*                               01/15/16        120,000           111,738
Kansas City Southern Railway Corp.
 9.50  %                              10/01/08         23,000            25,214
L-3 Communications Corp.
 6.38%*                               10/15/15          5,000             5,038

                    See Notes to Statements of Investments.
                                       18

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




                                    Maturity
                                      Date           Par            Value
                                   ---------- ---------------- ---------------
Industrials (continued)
Liberty Development Corp.
 5.25  %                           10/01/35       $ 50,000     $  55,785
Lockheed Martin Corp.
 7.65  %                           05/01/16         95,000       115,044
 8.50  %                           12/01/29         60,000        82,779
Norfolk Southern Corp.
 6.20  %                           04/15/09         90,000        94,195
Northrop Grumman Corp.
 4.08  %                           11/16/06        150,000       149,221
 7.75  %                           02/15/31         40,000        51,658
OMI Corp.
 7.62  %(c)                        12/01/13         20,000        20,700
Overseas Shipholding Group
 7.50  %                           02/15/24         20,000        19,850
Raytheon Co.
 6.75  %                           08/15/07         23,000        23,767
 7.00  %                           11/01/28         40,000        46,867
Raytheon Co. Pfd. Unit
 7.00  %                           05/15/06          1,550        78,905
Service Corp International US
  7.00%*                           06/15/17         20,000        20,200
 7.70  %                           04/15/09         15,000        15,750
Solo Cup Co.
 8.50  %                           02/15/14         10,000         8,850
Teck Cominco, LTD.
 6.12  %                           10/01/35         50,000        49,031
Teekay Shipping Corp.
 8.88  %                           07/15/11         19,000        21,660
Terex Corp.
 7.38  %                           01/15/14          5,000         5,050
United Technologies Corp.
 8.88  %                           11/15/19         25,000        34,149
Visteon Corp.
 8.25  %                           08/01/10         20,000        19,000
Waste Management, Inc.
 6.88  %                           05/15/09        425,000       452,190
 7.00  %                           10/15/06        125,000       127,722
 7.38  %                           05/15/29        165,000       191,813

                                                               ---------
                                                               2,176,826
                                                               ---------
Information Technology - 0.0%#

Freescale Semiconductor, Inc.
 6.35  %(a)                        07/15/09         10,000        10,275
Magnachip Semiconductor
  SA/Magnachip Semiconductor
  Finance Co.
 7.12  %(a)                        12/15/11         25,000        24,750

                                                               ---------
                                                                  35,025
                                                               ---------


                                    Maturity
                                      Date           Par            Value
                                   ---------- ---------------- ---------------
Materials - 0.3%

Georgia-Pacific Corp.
 7.70  %                           06/15/15       $ 13,000     $  14,349
 8.00  %                           01/15/24          5,000         5,512
 8.88  %                           02/01/10         18,000        20,070
 9.38  %                           02/01/13          1,000         1,115
 9.50  %                           12/01/11          1,000         1,180
IMC Global, Inc.
10.88  %                           08/01/13         30,000        35,400
International Paper Co.
 5.50  %                           01/15/14         35,000        34,859
International Steel Group, Inc.
 6.50  %                           04/15/14          5,000         4,950
Lyondell Chemical Co.
 9.62  %                           05/01/07          4,000         4,200
MacDermid, Inc.
 9.12  %                           07/15/11         10,000        10,700
Trimas Corp.
 9.88  %                           06/15/12         10,000         8,200
Westlake Chemical Corp.
 8.75  %                           07/15/11         10,000        10,775
Weyerhaeuser Co.
 6.75  %                           03/15/12        175,000       189,097

                                                               ---------
                                                                 340,407
                                                               ---------
Telecommunication Services - 1.5%

BellSouth Corp.
 4.75  %                           11/15/12         30,000        29,593
Cincinnati Bell, Inc.
 7.00  %                           02/15/15         23,000        22,195
 7.25  %                           07/15/13         35,000        37,188
Citizens Communications, Co.
 9.25  %                           05/15/11         10,000        10,975
Clear Channel Communications, Inc.
 4.25  %                           05/15/09         50,000        48,223
 4.90  %                           05/15/15         10,000         9,117
 5.50  %                           09/15/14        130,000       125,302
Comcast Cable Communications
  Holdings, Inc.
 8.38  %                           03/15/13         75,000        88,738
Comcast Corp.
 5.65  %                           06/15/35         25,000        23,369
 6.50  %                           01/15/15        305,000       329,477
COX Communications, Inc.
 7.75  %                           11/01/10         15,000        16,599
DirecTV Holdings LLC
  6.38%*                           06/15/15         50,000        49,625
Echostar DBS Corp.
 6.75  %(a)                        10/01/08         25,000        25,438
Horizon Lines LLC
  9.00%*                           11/01/12         17,000        18,211
Lamar Media Corp.
 7.25  %                           01/01/13         25,000        26,125

                    See Notes to Statements of Investments.
                                       19

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




                                      Maturity
                                        Date           Par            Value
                                     ---------- ---------------- ---------------
Telecommunication Services
  (continued)
Liberty Media Corp.
 5.37%(a)                            09/17/06       $123,000     $  123,900
 5.70%                               05/15/13         60,000         54,601
New Cingular Wireless Services, Inc.
 8.12%                               05/01/12         85,000         99,677
Nextel Communications, Inc.
 5.95%                               03/15/14         15,000         15,355
 7.38%                               08/01/15         20,000         21,411
Qwest Capital Funding, Inc.
 7.25%                               02/15/11         10,000          9,525
 7.75%                               02/15/31         30,000         25,875
Qwest Communications International,
  Inc.
 7.29%(a)                            02/15/09         40,000         39,500
Qwest Corp.
 5.62%                               11/15/08         30,000         29,550
 7.12%(a)*                           06/15/13         35,000         36,400
 7.88%*                              09/01/11         35,000         36,575
SBC Communications, Inc.
 5.10  %                             09/15/14         80,000         79,273
 6.15  %                             09/15/34         10,000         10,234
 6.45  %                             06/15/34         20,000         21,140
Sprint Capital Corp.
 4.78  %                             08/17/06        160,000        160,247
 6.00  %                             01/15/07         70,000         71,166
 8.38  %                             03/15/12         40,000         47,074
 8.75  %                             03/15/32         90,000        120,684
Sungard Data Systems, Inc.
 9.12%*                              08/15/13         30,000         31,088
Verizon New Jersey, Inc.
 5.88  %                             01/17/12         15,000         15,496

                                                                 ----------
                                                                  1,908,946
                                                                 ----------
Utilities - 1.3%

AES Corp. (The)
 7.75  %                             03/01/14         16,000         16,960
 8.88  %                             02/15/11         19,000         20,615
 9.38  %                             09/15/10         97,000        106,943
 9.50  %                             06/01/09         68,000         74,120
Cleveland Electric Illuminating Co.
  (The)
 5.65  %                             12/15/13         40,000         40,976
Dominion Resources, Inc.
 4.12  %                             02/15/08         30,000         29,585
 4.75  %                             12/15/10         30,000         29,667
 5.12  %                             12/15/09         80,000         80,687
 5.70  %                             09/17/12         90,000         92,869
FirstEnergy Corp.
 5.50  %                             11/15/06         40,000         40,338
 6.45  %                             11/15/11         50,000         53,238
 7.38  %                             11/15/31        260,000        304,946
Florida Power & Light Co.
 4.95  %                             06/01/35         55,000         50,982


                                      Maturity
                                        Date           Par            Value
                                     ---------- ---------------- ---------------
Utilities (continued)
Midwest Generation LLC
 8.75  %                             05/01/34       $ 15,000     $   16,706
Midwest Generation LLC, Series B
 8.56  %                             01/02/16        104,076        114,484
Orion Power Holdings, Inc.
12.00  %                             05/01/10         15,000         18,075
Peabody Energy Corp.
 6.88  %                             03/15/13         28,000         29,260
Progress Energy, Inc.
 7.75  %                             03/01/31         70,000         84,410
Reliant Energy, Inc.
 6.75  %                             12/15/14         45,000         44,213
TXU Corp.
 6.38  %                             06/15/06         10,000         10,109
 6.50  %                             11/15/24        100,000         93,678
 6.55  %                             11/15/34        160,000        148,496
TXU Electric Delivery Co.
 6.38  %                             01/15/15         50,000         53,978
TXU Energy Co, LLC
 4.36  %                             01/17/06         20,000         20,008
TXU Energy Co., LLC
 4.80  %                             11/15/09         25,000         24,088
 7.00  %                             03/15/13         50,000         54,281

                                                                 ----------
                                                                  1,653,712
                                                                 ----------
Total Corporate Bonds (Cost
$24,531,193)
                                                                 24,882,437
                                                                 ----------
FOREIGN BONDS - 8.5%

Australia - 0.2%

Queensland Treasury Corp.
 6.00  %(d)                          06/14/11        410,000        320,710
                                                                 ----------
Bermuda - 0.0%#

Intelsat Bermuda, Ltd.
 6.50  %(c)                          11/01/13         30,000         23,100
 8.70  %(a)*(c)                      01/15/12         15,000         15,263

                                                                 ----------
                                                                     38,363
                                                                 ----------
Brazil - 0.7%

Brazilian Government International
  Bond
 4.31  %(a)(c)                       04/15/12        168,826        166,091
 8.00  %(c)                          01/15/18          2,993          3,169
 8.88  %(c)                          04/15/24         39,000         41,622
11.00  %(c)                          08/17/40        179,000        219,454
12.00  %(c)                          04/15/10        130,000        159,185
12.25  %(c)                          03/06/30         30,000         41,280
14.50  %(c)                          10/15/09        180,000        234,090

                                                                 ----------
                                                                    864,891
                                                                 ----------
Bulgaria - 0.2%

Bulgaria Government International
  Bond
 8.25  %(c)                          01/15/15        224,000        275,206
                                                                 ----------

                    See Notes to Statements of Investments.
                                       20

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




                                        Maturity
                                          Date             Par            Value
                                     -------------- ---------------- ---------------
Canada - 1.2%

Abitibi-Consolidated, Inc.
 7.75  %(a)                             06/15/11       $   10,000    $   9,850
 8.38  %(c)                             04/01/15           10,000        9,825
Anadarko Finance Co.
 6.75  %(c)                             05/01/11          200,000      217,302
 7.50  %(c)                             05/01/31           30,000       36,893
Canadian Government Bond
 4.00  %(d)(e)                          12/01/31          130,000      197,639
ChevronTexaco Capital Co.
 3.50  %(c)                             09/17/07          200,000      196,461
Conoco Funding Co.
 6.35  %(c)                             10/15/11           70,000       75,918
 7.25  %(c)                             10/15/31           35,000       44,167
EnCana Corp.
 6.30  %(c)                             11/01/11           90,000       96,360
 6.50  %(c)                             08/15/34           25,000       28,048
Hydro Quebec
 6.30  %(c)                             05/11/11           60,000       64,816
Ispat Inland ULC
 9.75  %(c)                             04/01/14           78,000       90,480
Petro-Canada
 5.95  %(c)                             05/15/35           45,000       45,003
Province of Ontario
 6.25  %(e)                             06/16/15          280,000      190,729
Province of Quebec
 5.75  %(c)                             02/15/09           75,000       77,809
Rogers Cable, Inc.
 6.75  %(c)                             03/15/15           10,000       10,025
Rogers Wireless Communications, Inc.
 6.38  %(c)                             03/01/14           20,000       20,100
 7.50  %(c)                             03/15/15           15,000       16,162
Shaw Communications, Inc.
 7.20  %(c)                             12/15/11           24,000       25,350
Sun Media Corp.
 7.62  %(c)                             02/15/13           10,000       10,462
Western Oil Sands, Inc.
 8.38  %(c)                             05/01/12           37,000       42,504

                                                                     ---------
                                                                     1,505,903
                                                                     ---------
Cayman Islands - 0.4%

Systems 2001 AT LLC
 6.66%*(c)                              09/15/13          423,431      453,816
XL Capital Ltd.
 6.38  %(c)                             11/15/24           20,000       20,455

                                                                     ---------
                                                                       474,271
                                                                     ---------
Chile - 0.0%#

Empresa Nacional de Electricidad SA
 8.35  %(c)                             08/01/13           20,000       22,766
                                                                     ---------


                                        Maturity
                                          Date             Par            Value
                                     -------------- ---------------- ---------------
Colombia - 0.1%

Columbia Government International
  Bond
 8.12  %(c)                             05/21/24       $   40,000    $  42,900
11.75  %(c)                             02/25/20           90,000      125,190

                                                                     ---------
                                                                       168,090
                                                                     ---------
France - 1.0%

Crown European Holdings SA
10.88  %(c)                             03/01/13           25,000       29,000
France Government Bond OAT
 3.00  %(d)                             07/25/09          800,000    1,169,005
France Telecom SA
 8.75  %(a)(c)                          03/01/31           10,000       13,402
Rhodia SA
10.25  %(c)                             06/01/10           20,000       21,150

                                                                     ---------
                                                                     1,232,557
                                                                     ---------
Germany - 0.2%

L-Bank Landeskreditbank
  Baden-Wuerttemberg Foerderbank
 4.25  %(c)                             09/15/10          250,000      247,098
                                                                     ---------
Ireland - 0.2%

Depfa ACS Bank
 3.62  %(c)                             10/29/08          150,000      146,192
Eircom Funding
 8.25  %(c)                             08/15/13           50,000       54,250

                                                                     ---------
                                                                       200,442
                                                                     ---------
Israel - 0.3%

Israel Government AID Bond
 5.50  %(c)                          04/24-09/33          400,000      428,513
                                                                     ---------
Japan - 0.1%

Japan Finance Corp. for Municipal
  Enterprises
 4.62  %(c)                             04/21/15          200,000      198,731
                                                                     ---------
Luxembourg - 0.8%

Telecom Italia Capital SA
 4.95%*(c)                              09/30/14           40,000       38,709
 5.25  %(c)                          11/13-10/15           45,000       44,578
 6.00%*(c)                              09/30/34          115,000      112,694
Tyco International Group SA
 6.00  %(c)                             11/15/13          220,000      232,407
 6.12  %(c)                             11/01/08           40,000       41,433
 6.38  %(c)                             02/15/06           30,000       30,200
 6.75  %(c)                             02/15/11           10,000       10,801
 7.00  %(c)                             06/15/28          418,000      483,135

                                                                     ---------
                                                                       993,957
                                                                     ---------
Mexico - 1.4%

Mexican Bonos
 8.00  %(e)                          12/08-12/23          671,000       60,477
 9.00  %(e)                          12/09-12/12        2,052,000      195,734
 9.50  %(e)                             12/18/14          250,000       24,605

                    See Notes to Statements of Investments.
                                       21

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




                                                Maturity
                                                  Date             Par            Value
                                             -------------- ---------------- ---------------
Mexico (continued)
Mexico Government International Bond
 7.50%(c)                                       04/08/33       $   250,000   $  290,000
 8.00%(c)                                       09/24/22            25,000       30,375
 8.30%(c)                                       08/15/31            60,000       75,000
 8.38%(c)                                       01/14/11           425,000      488,750
11.50%(c)                                       05/15/26           360,000      577,800

                                                                             ----------
                                                                              1,742,741
                                                                             ----------
Netherlands - 0.0%#

Deutsche Telekom International
  Finance BV
 8.75%(c)                                       06/15/30            40,000       51,641
                                                                             ----------
New Zealand - 0.1%

General Electric Capital Corp.
 6.50%(e)                                       09/28/15            70,000       47,420
Manitoba
 6.38%(e)                                       09/01/15           165,000      112,528

                                                                             ----------
                                                                                159,948
                                                                             ----------
Norway - 0.2%

Eksportfinans AS
 3.38%(c)                                       01/15/08           240,000      234,565
                                                                             ----------
Panama - 0.1%

Panama Government International
  Bond
 8.88%(e)                                       09/30/27            10,000       12,175
 9.38%(c)                                       01/16/23            40,000       50,500
 9.62%(c)                                       02/08/11            20,000       23,900
10.75%(c)                                       05/15/20            70,000       97,475

                                                                             ----------
                                                                                184,050
                                                                             ----------
Peru - 0.2%

Peru Government International Bond
 5.00%(a)(c)                                    03/07/17           117,300      115,834
 8.75%(c)                                       11/21/33           100,000      120,750

                                                                             ----------
                                                                                236,584
                                                                             ----------
Russia - 0.8%

Russia Government International Bond
 5.00%(a)(c)                                    03/31/30           850,000      976,650
                                                                             ----------
Sweden - 0.1%

Svensk Exportkredit AB
 2.88%(c)                                       01/26/07           100,000       97,991
                                                                             ----------
United Kingdom - 0.2%

British Telecommunications PLC
 8.38%(c)                                       12/15/10           140,000      162,100
Vodafone Group PLC
 5.00%(e)                                       09/15/15            50,000       49,620
 7.75%(c)                                       02/15/10            80,000       89,233

                                                                             ----------
                                                                                300,953
                                                                             ----------
Total Foreign Bonds (Cost $10,013,986)                                       10,956,621
                                                                             ----------


                                                Maturity
                                                  Date             Par            Value
                                             -------------- ---------------- ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 51.5%

Federal Home Loan Bank - 0.1%

 5.92%                                          04/09/08       $   100,000   $  103,520
                                                                             ----------
Federal Home Loan Bank Discount Notes - 5.7%

 2.50%                                          12/15/05           700,000      697,917
 3.18%                                          10/03/05         6,000,000    5,998,940
 3.60%                                          10/12/05           700,000      699,232

                                                                             ----------
                                                                              7,396,089
                                                                             ----------
Federal Home Loan Mortgage Corp. - 7.7%

 2.00%                                          02/28/06           475,000      471,235
 4.00%                                          03/01/10           125,185      122,857
 4.12%(a)                                       06/15/18           211,842      212,260
 4.50%                                       05/18-10/20         1,518,976    1,488,567
 5.00%                                       12/17-09/35         6,308,903    6,209,858
 5.50%                                       06/15-10/35         1,337,787    1,348,911

                                                                             ----------
                                                                              9,853,688
                                                                             ----------
Federal Home Loan Mortgage Corp. Discount
  Notes - 0.5%

 3.70%                                          12/12/05           700,000      694,868
                                                                             ----------
Federal National Mortgage Assoc. - 26.0%

 2.35%                                       04/06-04/07           695,000      676,439
 2.71%                                          01/30/07           975,000      954,186
 3.00%                                          08/25/22           300,000      292,520
 3.12%                                          03/16/09           225,000      214,796
 4.13%                                          03/25/35           294,502      294,664
 4.50%                                       10/18-10/35         2,260,760    2,205,949
 5.00%                                       10/15-10/35        17,704,702   17,373,244
 5.12%                                          05/27/15           250,000      247,104
 5.50%                                       01/17-01/35         6,799,959    6,866,271
 6.00%                                       06/18-10/35         2,463,172    2,502,353
 6.50%                                       07/29-08/34         1,024,327    1,055,373
 7.00%                                       08/19-10/32           318,946      333,969
 7.50%                                       10/22-04/30           193,957      205,364
 8.00%                                       08/14-10/14            34,806       37,322
 8.50%                                       09/14-03/30            88,347       96,171
 8.75%                                          02/01/10            20,003       20,428

                                                                             ----------
                                                                             33,376,153
                                                                             ----------
Government National Mortgage Assoc. - 11.5%

 3.75%(a)                                       05/20/34           397,655      389,891
 5.50%                                       04/33-10/35        10,474,770   10,496,648
 6.00%                                       02/14-10/35         3,292,522    3,372,563
 6.50%                                       12/12-01/34           324,997      338,272
 7.00%                                          08/15/28             3,728        3,925
 7.50%                                       10/29-06/30            89,477       95,047
 8.00%                                          05/20/22            13,304       14,182
 8.25%                                          05/15/06               731          744
 9.50%                                          08/15/17               536          591
11.50%                                          03/15/10             1,494        1,638
12.00%                                       03/14-07/15             4,323        4,831

                                                                             ----------
                                                                             14,718,332
                                                                             ----------
Total U.S. Government & Agency
Obligations (Cost $66,350,556)                                               66,142,650
                                                                             ----------

                    See Notes to Statements of Investments.
                                       22

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




                          Maturity
                            Date              Par            Value
                     ----------------- ---------------- ---------------
U.S. TREASURY OBLIGATIONS - 16.0%

United States Treasury Notes & Bonds
  0.88%(d)              04/15/10       $  300,000       $  301,477
  2.00%(d)              07/15/14          220,000          232,929
  3.12%                 01/31/07        2,700,000        2,663,931
  3.38%(d)           01/07-01/12          520,000          655,188
  3.50%(d)              01/15/11          800,000          989,045
  3.62%(d)           04/07-04/28          910,000        1,084,878
  3.75%              03/07-05/08          270,000          267,970
  3.88%(d)           07/07-04/29        1,095,000        1,428,867
  4.00%                 09/30/07        3,100,000        3,089,587
  4.12%              08/10-05/15        2,515,000        2,488,230
  4.25%(d)           01/10-08/15          575,000          604,972
  5.00%                 02/15/11          170,000          176,262
  5.25%                 02/15/29          230,000          250,727
  5.38%                 02/15/31          940,000        1,053,093
  5.58%(b)              11/15/27          700,000          251,626
  5.71%(b)              11/15/21          890,000          420,282
  6.12%                 11/15/27          635,000          766,192
  6.25%                 08/15/23        1,115,000        1,333,252
  6.75%                 08/15/26          425,000          544,714
  8.00%                 11/15/21          290,000          401,446
  8.75%                 08/15/20        1,080,000        1,563,090

                                                        ----------
Total U.S. Treasury Obligations (Cost
$20,216,171)                                            20,567,758
                                                        ----------
REPURCHASE AGREEMENT - 10.9%

Agreement with Goldman Sachs, Inc.,
  3.80% dated 09/30/2005 to be
  repurchased at $14,004,333,
  collateralized by $14,000,000
  FederalNational Mortgage Association,
  3.25%, due 02/15/2019 (market value
$  14,780,000)
(Cost $14,000,000)      10/03/05       14,000,000       14,000,000
                                                        ----------


                          Maturity
                            Date              Par            Value
                     ----------------- ---------------- ---------------
MONEY MARKET FUND - 0.2%

TCW Galileo Money Market Fund
  3.38%
(Cost $349,393)                        $  249,393       $  249,393
                                                        ----------


SECURITIES SOLD SHORT - (9.9)%

Federal Home Loan Mortgage
Corp.
    4.50%          10/01/20      (800,000)        (783,250)
Federal National Mortgage
Assoc.
    4.50%          10/01/20      (800,000)        (783,250)
    5.00%          10/01/35    (3,800,000)      (3,719,250)
    5.50%          10/01/20      (600,000)        (608,625)
    6.00%          10/31/35    (1,500,000)      (1,524,843)
    6.50%          10/16/30      (500,000)        (514,531)
Government National Mortgage
Assoc.
    5.50%       10/35-10/35    (4,000,000)      (4,008,156)
    6.00%          10/01/35      (200,000)        (204,812)
United States Treasury Notes &
Bonds
    3.88%(d)    07/07-07/10      (435,000)        (428,736)
    4.12%          05/15/15      (165,000)        (162,157)

                                                ----------
Total Securities Sold Short
(Cost
$(12,783,962))                                 (12,737,610)
                                               -----------


  Shares
----------
PREFERRED STOCK - 0.3%
  2,600    Fannie Mae O Series 7.00% .............. 143,163
    460    Fresenius Medical Capital Trust II
           Guarantee ..............................  47,955
 10,350    General Motors Series B 5.25% .......... 178,848

                                                    -------
Total Preferred Stock (Cost $370,941)                369,966
                                                     -------


Total Investments -
117.1%
(Cost $149,316,094)                             150,394,766
Other Assets &                                  (21,954,853)
                                                -----------
Liabilities, Net -
(17.1)%
NET ASSETS - 100.0%                              $128,439,913
                                                 ============

 (a) Variable rate security. The interest rate represents the rate at September 30, 2005.
 (b) Zero coupon bond. The interest rate represents the yield at time of purchase.
  * Securities exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At September 30, 2005, these securities amounted to $2,148,172, or 1.7% of net assets.
 (c) Foreign security denominated in U.S. Dollars.
 (d) Inflation protection security. Principal amount periodically adjusted for inflation.
 (e) Investment in non-U.S. Dollars. Par amount reflects principal in local currency.
  #  Amount is less than 0.01%.

                    See Notes to Statements of Investments.
                                       23

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)




    Shares                                                      Value(a)
--------------                                             -----------------
COMMON STOCK - 97.6%
Australia - 2.5%
     30,492    Amcor, Ltd. ............................... $ 155,582
      7,763    National Australia Bank, Ltd. .............   195,480
      4,964    Publishing & Broadcasting, Ltd. ...........    62,426
      3,550    Rio Tinto, Ltd. ...........................   160,256
     15,000    Westfield Group ...........................   192,210
      9,019    Woodside Petroleum, Ltd. ..................   247,261

                                                           ---------
                                                           1,013,215
                                                           ---------
Belgium - 0.7%
     10,500    Fortis ....................................   304,950
                                                           ---------
Brazil - 0.6%
      2,070    Petroleo Brasileiro SA ADR ................   147,984
      3,400    Telecomunicacoes Brasileiras ADR ..........   110,194

                                                           ---------
                                                             258,178
                                                           ---------
Denmark - 1.0%
         20    AP Moller - Maersk A/S ....................   204,510
      7,200    Danske Bank AS ............................   220,552

                                                           ---------
                                                             425,062
                                                           ---------
Finland - 1.3%
     22,700    M-Real Oyj ................................   123,290
     18,209    Nokia Oyj .................................   306,870
      5,402    UPM-Kymmene Oyj ...........................   108,217

                                                           ---------
                                                             538,377
                                                           ---------
France - 10.6%
     17,700    Alcatel SA* ...............................   237,526
      8,500    AXA SA ....................................   233,841
      2,980    BNP Paribas ...............................   226,752
      5,200    Bouygues ..................................   241,638
      5,826    Capgemini SA* .............................   227,606
      6,534    Carrefour SA ..............................   301,601
      7,020    Credit Agricole SA ........................   206,074
      9,219    France Telecom SA .........................   265,217
      1,806    Lafarge SA ................................   159,125
        423    Pagesjaunes Groupe SA .....................    11,572
      5,730    Sanofi-Aventis ............................   474,539
      1,272    Schneider Electric SA .....................   100,457
      4,300    Sodexho Alliance SA .......................   162,360
      3,220    Thomson ...................................    67,106
      3,413    Total SA ..................................   929,075
      4,337    Valeo SA ..................................   180,547
      1,581    Vinci SA ..................................   136,206
      6,287    Vivendi Universal SA ......................   205,703

                                                           ---------
                                                           4,366,945
                                                           ---------
Germany - 7.6%
      1,240    Allianz AG ................................   167,426
      2,300    Bayerische Motoren Werke AG ...............   108,213
      2,600    Celesio AG ................................   228,018
      2,551    Deutsche Bank AG ..........................   238,391
      9,790    Deutsche Lufthansa AG .....................   129,915
     10,510    Deutsche Post AG ..........................   245,996


    Shares                                                      Value(a)
--------------                                             -----------------
Germany (continued)
      1,373    Deutsche Postbank AG ...................... $  75,144
     21,610    Deutsche Telekom AG .......................   393,803
      4,200    E.On AG ...................................   386,235
      1,700    Fresenius Medical Care AG .................   154,845
      2,660    Hannover Rueckversicherung AG .............    92,118
      2,300    Heidelberger Druckmaschinen AG* ...........    78,879
     13,400    Infineon Technologies AG* .................   132,385
      1,339    Karstadtquelle AG* ........................    18,124
      1,900    Medion AG .................................    29,724
      6,000    Metro AG ..................................   295,890
        990    SAP AG ....................................   171,333
      2,700    Volkswagen AG .............................   166,250

                                                           ---------
                                                           3,112,689
                                                           ---------
Greece - 0.9%
      5,699    Alpha Bank Ae .............................   161,407
     10,500    Cosmote Mobile Telecommunications
               SA ........................................   209,001

                                                           ---------
                                                             370,408
                                                           ---------
Hong Kong - 2.8%
     54,015    Bank of East Asia, Ltd. ...................   158,260
     14,000    Cheung Kong Holdings, Ltd. ................   158,586
     31,500    China Mobile Hong Kong, Ltd. ..............   154,926
      2,200    China Petroleum & Chemical Corp.
               ADR .......................................    99,572
      8,200    Citic Pacific, Ltd. .......................    22,975
    302,000    Guangdong Investments, Ltd. ...............   106,263
     50,000    Li & Fung, Ltd. ...........................   115,813
     16,500    Sun Hung Kai Properties, Ltd. .............   171,426
     25,000    Television Broadcasts, Ltd. ...............   152,738

                                                           ---------
                                                           1,140,559
                                                           ---------
Israel - 0.2%
      3,000    Teva Pharmaceutical Industries, Ltd.
               ADR .......................................   100,260
                                                           ---------
Italy - 4.4%
      2,080    Banche Popolari Unite Scrl ................    42,256
      3,990    Banco Popolare di Verona e Novara
               Scrl ......................................    75,347
      9,940    Benetton Group SpA ........................   106,383
     23,223    Eni SpA ...................................   688,870
      3,775    Finmeccanica SPA ..........................    75,007
     16,200    Mediaset SpA ..............................   191,759
    114,060    Unicredito Italiano SpA ...................   643,723

                                                           ---------
                                                           1,823,345
                                                           ---------
Japan - 22.8%
     22,000    77 Bank, Ltd. (The) .......................   162,373
     32,200    Aeon Co., Ltd. ............................   647,851
     17,000    Ajinomoto Co., Inc. .......................   178,622
      4,800    Alps Electric Co., Ltd. ...................    78,506
      2,800    Astellas Pharma, Inc. .....................   105,791
      4,200    Canon, Inc. ...............................   227,929
        600    Credit Saison Co., Ltd. ...................    26,486
         41    Dentsu, Inc. ..............................   116,763

                    See Notes to Statements of Investments.
                                       24

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




    Shares                                                      Value(a)
--------------                                             -----------------
Japan (continued)
         6     East Japan Railway Co. .................... $  34,303
    29,300     Fuji Heavy Industries, Ltd. ...............   132,842
     4,800     Fuji Photo Film Co., Ltd. .................   158,688
     1,600     Funai Electric Co., Ltd. ..................   142,348
     7,100     JS Group Corp. ............................   121,048
    17,000     Kaneka Corp. ..............................   222,667
    21,000     Kao Corp. .................................   519,231
        45     Kddi Corp. ................................   255,403
       700     Keyence Corp. .............................   176,821
    12,900     Kuraray Co., Ltd. .........................   114,771
     3,400     Mabuchi Motor Co., Ltd. ...................   167,924
     1,600     Matsumotokiyoshi Co., Ltd. ................    52,072
    29,000     Minebea Co., Ltd. .........................   119,954
        14     Mitsubishi Tokyo Financial Group,
               Inc. ......................................   183,301
     7,000     Murata Manufacturing Co., Ltd. ............   393,000
    60,200     Nippon Express Co., Ltd. ..................   298,082
    29,000     Nippon Oil Corp. ..........................   254,719
        31     Nippon Paper Group, Inc. ..................   112,650
    16,100     Nissan Motor Co., Ltd. ....................   185,153
       234     NTT Docomo, Inc. ..........................   419,064
    10,900     Omron Corp. ...............................   266,266
       800     Orix Corp. ................................   144,993
     5,800     Rinnai Corp. ..............................   133,400
     2,500     Rohm Co., Ltd. ............................   217,849
     5,000     Secom Co., Ltd. ...........................   242,239
    14,000     Seino Transportation Co., Ltd. ............   128,413
    14,000     Sekisui House, Ltd. .......................   172,423
     5,500     Shimachu Co., Ltd. ........................   140,239
     5,100     Shin-Etsu Chemical Co., Ltd. ..............   223,500
    51,000     Shinsei Bank, Ltd. ........................   322,690
    15,000     Showa Shell Sekiyu KK .....................   205,223
     8,900     Skylark Co., Ltd. .........................   131,326
     4,100     Sohgo Security Services Co., Ltd. .........    60,061
    11,700     Sumitomo Bakelite Co., Ltd. ...............    80,527
    15,000     Sumitomo Chemical Co., Ltd. ...............    92,965
        41     Sumitomo Mitsui Financial Group, Inc.......   388,162
       650     Takeda Pharmaceutical Co., Ltd. ...........    38,914
     6,890     Takefuji Corp. ............................   538,982
       950     TDK Corp. .................................    68,130
     6,800     Toyoda Gosei Co., Ltd. ....................   129,803

                                                           ---------
                                                           9,334,467
                                                           ---------
Luxembourg - 0.3%
     1,636     OTP Bank ..................................   129,571
                                                           ---------
Mexico - 0.7%
     4,900     Coca-Cola Femsa, SA de CV ADR .............   130,879
     6,800     Telefonos de Mexico SA, Class L
               ADR .......................................   144,636

                                                           ---------
                                                             275,515
                                                           ---------
Netherlands - 5.3%
     6,076     ABN AMRO Holding NV .......................   145,587
    13,700     Aegon NV ..................................   203,809
    12,800     ASML Holding NV* ..........................   210,896


    Shares                                                      Value(a)
--------------                                             -----------------
Netherlands (continued)
     6,770     Fortis .................................... $ 195,933
     7,190     Heineken NV ...............................   231,346
    10,400     ING Groep NV ..............................   310,006
     9,560     Koninklijke Philips Electronics NV ........   255,015
     1,550     Unilever NV ...............................   110,378
     4,240     VNU NV ....................................   133,331
    20,338     Wolters Kluwer NV. ........................   378,167

                                                           ---------
                                                           2,174,468
                                                           ---------
Norway - 0.5%
     8,100     Statoil ASA ...............................   199,904
                                                           ---------
Portugal - 0.4%
    52,840     Energias de Portugal SA ...................   147,459
                                                           ---------
Russia - 1.0%
     3,800     LUKOIL ADR ................................   219,450
     4,400     Mobile TeleSystems ADR ....................   178,992

                                                           ---------
                                                             398,442
                                                           ---------
Singapore - 1.4%
    23,600     DBS Group Holdings, Ltd. ..................   220,875
    37,000     Singapore Press Holdings, Ltd. ADR ........   101,232
    30,000     United Overseas Bank, Ltd. ................   250,481

                                                           ---------
                                                             572,588
                                                           ---------
South Africa - 0.3%
     8,800     Nedbank Group, Ltd. .......................   127,641
                                                           ---------
South Korea - 1.2%
     6,410     Korea Electric Power Corp. ADR ............   113,521
     5,300     KT Corp. ADR ..............................   119,250
       540     Samsung Electronics Co., Ltd. GDR .........   152,434
     5,690     SK Telecom Co., Ltd. ADR ..................   124,270

                                                           ---------
                                                             509,475
                                                           ---------
Spain - 2.5%
     4,400     ACS Actividades Cons y Serv ...............   128,395
    11,800     Banco Bilbao Vizcaya Argentaria SA.........   207,097
     3,130     Banco Sabadell SA .........................    80,100
     5,190     Endesa SA .................................   138,940
     9,000     Indra Sistemas SA .........................   197,637
     8,662     Repsol YPF SA .............................   279,829

                                                           ---------
                                                           1,031,998
                                                           ---------
Sweden - 0.8%
     8,300     Securitas AB ..............................   128,611
     5,830     Svenska Cellulosa AB ......................   204,397

                                                           ---------
                                                             333,008
                                                           ---------
Switzerland - 7.2%
     3,448     Ciba Specialty Chemicals AG ...............   203,387
     5,550     Clariant AG* ..............................    79,896
       980     Lonza Group AG ............................    57,905
     1,598     Nestle SA .................................   469,342
    15,180     Novartis AG ...............................   772,044
     3,478     Roche Holding AG ..........................   483,201
     3,560     Swiss Re ..................................   234,003

                    See Notes to Statements of Investments.
                                       25

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




    Shares                                                          Value(a)
--------------                                                 -----------------
Switzerland (continued)
      5,430    UBS AG ........................................ $ 462,829
      1,000    Zurich Financial Services AG* .................   170,660

                                                               ---------
                                                               2,933,267
                                                               ---------
Taiwan - 0.3%
     30,286    United Microelectronics Corp. ADR * ...........   109,030
                                                               ---------
Thailand - 0.5%
     76,000    Advanced Info Service PLC .....................   199,976
                                                               ---------
United Kingdom - 19.8%
      8,660    Anglo American PLC ............................   258,503
      6,500    Astrazeneca PLC ...............................   303,675
     15,800    Aviva PLC .....................................   173,636
     15,123    BAA PLC .......................................   166,604
     13,810    BAE Systems PLC ...............................    83,795
     19,300    Bank of Ireland ...............................   303,623
     39,381    Barclays PLC ..................................   397,775
      1,615    BOC Group PLC .................................    32,894
     17,800    Boots Group PLC ...............................   191,509
     24,092    BP PLC ........................................   284,482
     42,056    BT Group PLC ..................................   164,965
     45,050    Centrica PLC ..................................   195,863
     13,522    Diageo PLC ....................................   194,582
     11,000    EMAP PLC ......................................   160,117
     41,000    EMI Group PLC .................................   175,174
     27,340    GKN PLC .......................................   142,335
     39,407    GlaxoSmithKline PLC ........................... 1,005,234
     32,636    HSBC Holdings PLC .............................   528,355
     22,444    J Sainsbury PLC ...............................   110,988
     90,000    Legal & General Group PLC .....................   180,299
     20,524    Marks & Spencer Group PLC .....................   135,921
      9,240    Rexam PLC .....................................    83,910
     20,000    Rolls-Royce Group PLC* ........................   131,943
     11,965    Royal Bank of Scotland Group PLC ..............   339,879
     14,000    Royal Dutch Shell PLC, Class A# ...............   462,995
      7,524    Royal Dutch Shell PLC, Class A# ...............   248,404


    Shares                                                          Value(a)
--------------                                                 -----------------
United Kingdom (continued)
     29,800    Scottish & Newcastle PLC ...................... $ 244,067
     11,000    Standard Chartered PLC ........................   237,635
     21,500    Unilever PLC ..................................   224,885
    296,232    Vodafone Group PLC ............................   770,703
     17,600    WPP Group PLC .................................   179,490

                                                               ---------
                                                               8,114,240
                                                               ---------


Total Common Stock
- 97.6%
(Cost $35,184,440)   40,045,037
Other Assets &          994,692
                     ----------
Liabilities, Net -
2.4%
NET ASSETS - 100.0% $41,039,729
                    ===========

     ADR - American Depository Receipt.
     GDR - Global Depository Receipt.
     * Non-income producing security.
     (a) Fair valued securities - See Note 1.
     # Securities incorporated in the same country but traded on different exchanges.



   Securities presented by industry:
   (as a percentage of market value)
Consumer Discretionary           13.9%
Consumer Staples                  8.1
Energy                           11.3
Financials                       25.2
Health Care                       8.9
Industrials                       7.3
Information Technology            7.7
Materials                         5.8
Telecommunication Services        9.6
Utilities                         2.2
                                -----
                                100.0%
                                =====


                    See Notes to Statements of Investments.
                                       26

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)




                   Maturity
                     Date           Par            Value
                  ---------- ---------------- ---------------
CORPORATE BONDS - 10.4%

Financials - 10.4%

Countrywide Home Loans, Inc.
   3.50%          12/19/05       $ 50,000     $  49,933
Ford Motor Credit Corp.
   6.12%          01/09/06         45,000        45,051
General Electric Capital
Corp.
   3.62%          10/18/05        100,000        99,829
HSBC Finance Corp.
   6.50%          01/24/06         10,000        10,068
John Deere Capital Corp.
   3.12%          12/15/05        100,000        99,800
Verizon Global Funding Corp.
   6.75%          12/01/05         50,000        50,214

                                              ---------
Total Corporate Bonds (Cost                     354,895
                                              ---------
$355,464)
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 86.1%

Federal Farm Credit Bank Discount Notes - 8.6%

   3.65%          10/06/05         60,000        59,969
   3.66%          11/04/05        235,000       234,188

                                              ---------
                                                294,157
                                              ---------
Federal Home Loan Bank Discount Notes - 26.2%

   3.60%          10/13/05        100,000        99,880
   3.60%          10/21/05        100,000        99,800
   3.68%          12/27/05        100,000        99,110
   3.70%          12/30/05        100,000        99,079
   3.75%          12/21/05        100,000        99,173
   3.75%          12/28/05        100,000        99,099
   3.78%          01/23/06        100,000        98,805
   3.80%          01/20/06        100,000        98,837
   3.85%          02/07/06        100,000        98,621

                                              ---------
                                                892,404
                                              ---------
Federal Home Loan Mortgage Corp.Discount Notes - 31.1%

   1.71%          12/05/05         80,000        79,472
   3.52%          10/04/05        150,000       149,956
   3.55%          11/02/05        140,000       139,558
   3.62%          12/27/05         47,000        46,582
   3.66%          10/11/05        102,000       101,896
   3.70%          12/01/05         96,000        95,407
   3.73%          12/15/05         30,000        29,771
   3.75%          01/10/06         50,000        49,472
   3.78%          01/17/06         96,000        94,914
   3.80%          12/01/05        100,000        99,382
   3.80%          01/24/06         45,000        44,458
   3.87%          02/07/06         55,000        54,241
   4.24%          11/22/05         75,000        74,567

                                              ---------
                                              1,059,676
                                              ---------


                   Maturity
                     Date           Par            Value
                  ---------- ---------------- ---------------
Federal National Mortgage Assoc. Discount Notes - 20.2%

   3.44%          10/26/05       $ 15,000     $  14,964
   3.48%          11/14/05         33,000        32,860
   3.67%          10/12/05         20,000        19,977
   3.68%          11/04/05         70,000        69,757
   3.68%          12/28/05        100,000        99,099
   3.69%          11/30/05         60,000        59,644
   3.70%          02/17/06         60,000        59,107
   3.71%          11/16/05        146,000       145,308
   3.73%          12/19/05         25,000        24,798
   3.78%          01/11/06         42,000        41,552
   3.84%          01/27/06         25,000        24,691
   3.92%          02/24/06         53,000        52,171
  10.00%          10/15/05         45,000        44,977

                                              ---------
                                                688,905
                                              ---------
Total U.S. Government & Agency Obligations
(Cost                                        2,935,142
                                             ---------
$2,935,060)
U.S. TREASURY OBLIGATIONS - 3.8%

US Treasury Note
   2.50%
(Cost $128,272)   09/30/06        130,000       127,969
                                              ---------


Total Investments -
100.3%
(Cost $3,418,796)                                  3,418,006
Other Assets &                                       (9,938)
                                                 ---------
Liabilities, Net -
(0.3)%
NET ASSETS - 100.0%                              $3,408,068
                                                 ==========


                    See Notes to Statements of Investments.
                                       27

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)




    Shares                                                        Value
--------------                                               ---------------
COMMON STOCK - 97.3%
Consumer Discretionary - 18.2%
      8,200    99 Cents Only Stores* ...................... $  75,850
      6,700    Advisory Board Co. (The)* ..................   348,668
      9,100    Argosy Gaming Co.* .........................   427,609
      1,900    Buffalo Wild Wings, Inc.* ..................    50,350
      9,700    Central Garden & Pet Co.* ..................   438,925
      4,600    Christopher & Banks Corp. ..................    63,802
     10,500    Coldwater Creek, Inc.* .....................   264,810
      1,100    Cost Plus, Inc.* ...........................    19,965
      9,800    CoStar Group, Inc.* ........................   457,856
     21,300    Design Within Reach, Inc.* .................   192,339
     12,817    Dick's Sporting Goods, Inc.* ...............   385,920
      3,500    Global Cash Access, Inc.* ..................    49,350
      9,950    HOT Topic, Inc.* ...........................   152,832
     29,300    J Jill Group, Inc. (The)* ..................   463,526
      9,500    Jos. A. Bank Clothiers, Inc.* ..............   410,590
     18,300    Laureate Education, Inc.* ..................   896,151
      2,300    Marvel Entertainment, Inc.* ................    41,101
      1,200    Meritage Homes Corp.* ......................    91,992
     12,400    Orient-Express Hotels, Ltd., Class A .......   352,408
     29,400    Outdoor Channel Holdings, Inc.* ............   433,944
     30,870    Playboy Enterprises, Inc., Class B* ........   435,267
      8,600    Quiksilver, Inc.* ..........................   124,270
      3,600    Rare Hospitality International, Inc.* ......    92,520
      3,300    Red Robin Gourmet Burgers, Inc.* ...........   151,272
     18,100    Ruth's Chris Steak House, Inc.* ............   332,678
     12,400    Scientific Games Corp., Class A* ...........   384,400
      3,900    Select Comfort Corp.* ......................    77,922
     46,000    Spanish Broadcasting System, Class A*.......   330,280
        900    Strayer Education, Inc. ....................    85,068
     23,700    Texas Roadhouse, Inc., Class A* ............   353,130
      5,400    Too, Inc.* .................................   148,122
      1,100    Tractor Supply Co.* ........................    50,215
     22,200    Vail Resorts, Inc.* ........................   638,250
      8,200    VistaPrint, Ltd.* ..........................   125,050
     15,200    Warnaco Group, Inc. (The)* .................   333,032
     32,500    World Wrestling Entertainment, Inc. ........   422,500

                                                             ---------
                                                             9,701,964
                                                             ---------
Consumer Staples - 0.3%
      2,300    Diamond Foods, Inc.* .......................    39,330
      5,200    Maidenform Brands, Inc.* ...................    71,500
      1,000    Volcom, Inc.* ..............................    28,010

                                                             ---------
                                                               138,840
                                                             ---------
Energy - 10.0%
     15,100    Alpha Natural Resources* ...................   453,604
      7,900    Atwood Oceanics, Inc.* .....................   665,259
      5,900    Dresser-Rand Group, Inc.* ..................   145,317
      9,400    Energy Partners, Ltd.* .....................   293,468
      1,300    Hydril* ....................................    89,232
     29,200    KCS Energy, Inc.* ..........................   803,876
     11,100    Oceaneering International, Inc.* ...........   592,851
     14,474    Remington Oil & Gas Corp.* .................   600,671
     27,800    Tetra Technologies, Inc.* ..................   867,916


    Shares                                                        Value
--------------                                               ---------------
Energy (continued)
     17,500    Vintage Petroleum, Inc. ..................... $ 799,050

                                                             ---------
                                                             5,311,244
                                                             ---------
Financials - 3.5%
      4,000    Affiliated Managers Group, Inc.* ............   289,680
        700    Bank of the Ozarks, Inc. ....................    24,031
      1,175    Cascade Bancorp .............................    24,546
      7,233    Commercial Capital Bancorp, Inc. ............   122,961
     19,500    E*Trade Financial Corp.* ....................   343,200
      4,600    Encore Capital Group, Inc.* .................    82,064
        846    Glacier Bancorp, Inc. .......................    26,123
      3,100    Greenhill & Co., Inc. .......................   129,239
     19,800    Heartland Payment Systems, Inc.* ............   472,428
      2,900    MortgageIT Holdings, Inc. ...................    41,238
      4,900    Northstar Realty Finance Corp. ..............    46,011
        600    Redwood Trust, Inc. .........................    29,166
      4,500    SVB Financial Group* ........................   218,880
      1,500    United PanAm Financial Corp.* ...............    37,455

                                                             ---------
                                                             1,887,022
                                                             ---------
Health Care - 16.4%
     17,400    Advanced Medical Optics, Inc.* .............   660,330
      5,200    Alkermes, Inc.* ............................    87,360
      9,600    Alliance Imaging, Inc.* ....................    82,080
      2,700    Arthrocare Corp.* ..........................   108,594
      1,800    AtriCure, Inc* .............................    25,020
      8,200    Bioscrip, Inc.* ............................    53,300
     30,600    Bruker Biosciences Corp.* ..................   134,028
     23,928    Cell Genesys, Inc.* ........................   131,126
      2,900    Centene Corp.* .............................    72,587
     12,300    Cephalon, Inc.* ............................   570,966
      8,768    Charles River Laboratories
               International, Inc.* .......................   382,460
     59,500    Cryolife, Inc.* ............................   413,525
     10,600    Cubist Pharmaceuticals, Inc.* ..............   228,324
     16,800    Digene Corp.* ..............................   478,800
     27,700    Digirad Corp.* .............................   133,680
      8,000    Exact Sciences Corp.* ......................    14,560
      9,800    Hologic, Inc.* .............................   565,950
     18,000    Intralase Corp.* ...........................   264,780
     10,600    Isis Pharmaceuticals, Inc.* ................    53,530
      5,400    Ista Pharmaceuticals, Inc.* ................    35,856
      5,900    Kosan Biosciences, Inc.* ...................    42,893
     11,500    Kyphon, Inc.* ..............................   505,310
      5,100    Langer, Inc.* ..............................    25,928
      2,600    LifePoint Hospitals, Inc.* .................   113,698
      9,400    Martek Biosciences Corp.* ..................   330,222
     18,300    Medarex, Inc.* .............................   174,216
     36,700    Nabi Biopharmaceuticals* ...................   480,770
     12,600    Neose Technologies, Inc.* ..................    29,610
     28,800    Noven Pharmaceuticals, Inc.* ...............   403,200
      6,500    Orasure Technologies, Inc.* ................    61,295
      4,100    Pain Therapeutics, Inc.* ...................    25,789
     19,800    Paincare Holdings, Inc.* ...................    74,250
      4,200    Par Pharmaceutical Cos., Inc.* .............   111,804

                    See Notes to Statements of Investments.
                                       28

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




    Shares                                                          Value
--------------                                                 ---------------
Health Care (continued)
      8,800    Pediatrix Medical Group, Inc.* ............... $ 676,016
     11,300    PSS World Medical, Inc.* .....................   150,742
      4,300    Taro Pharmaceuticals Industries* .............   110,639
     11,000    Telik, Inc.* .................................   179,960
     23,100    Third Wave Technologies, Inc.* ...............   114,345
     20,700    Transgenomic, Inc.* ..........................    20,700
      8,300    Vasogen, Inc.* ...............................    17,513
     23,267    Wright Medical Group, Inc.* ..................   574,230

                                                               ---------
                                                               8,719,986
                                                               ---------
Industrials - 10.0%
      6,900    Active Power, Inc.* ...........................    28,497
      7,900    Actuant Corp., Class A* .......................   369,720
      2,200    American Ecology Corp. ........................    43,164
      1,800    Applied Signal Technology, Inc. ...............    34,344
        900    Bucyrus International, Inc., Class A ..........    44,217
     19,100    Corinthian Colleges, Inc.* ....................   253,457
     41,800    DiamondCluster International, Inc.* ...........   316,844
      1,100    DRS Technologies, Inc. ........................    54,296
     30,000    Educate, Inc.* ................................   450,000
        500    EMCOR Group, Inc.* ............................    29,650
      2,600    Euronet Worldwide, Inc.* ......................    76,934
     24,200    ExpressJet Holdings, Inc.* ....................   217,074
     17,900    Forrester Research, Inc.* .....................   372,678
     10,200    Gardner Denver, Inc.* .........................   454,920
     13,500    Hudson Highland Group, Inc.* ..................   337,095
      8,300    Knoll, Inc. ...................................   152,305
      1,700    Labor Ready, Inc.* ............................    43,605
      7,400    Lennox International, Inc. ....................   202,834
      1,400    Morningstar, Inc.* ............................    44,800
      1,900    MTC Technologies, Inc.* .......................    60,762
     18,400    Navigant Consulting, Inc.* ....................   352,544
        900    Universal Display Corp.* ......................    10,035
     14,200    Wabash National Corp. .........................   279,172
     29,800    Watson Wyatt & Co. Holdings ...................   803,110
     14,100    Wright Express Corp.* .........................   304,419

                                                               ---------
                                                               5,336,476
                                                               ---------
Information Technology - 32.0%
     21,900    Adtran, Inc. ..................................   689,850
        900    Advent Software, Inc.* ........................    24,246
     13,700    Altera Corp.* .................................   261,807
      7,200    Anteon International Corp.* ...................   307,872
      8,600    Aquantive, Inc.* ..............................   173,118
      2,100    Audible, Inc.* ................................    25,809
     23,915    BISYS Group, Inc.* ............................   321,178
      2,300    Blue Nile, Inc.* ..............................    72,772
     91,700    Borland Software Corp.* .......................   533,694
     15,200    Brooks Automation, Inc.* ......................   202,616
        900    Cabot Microelectronics Corp.* .................    26,442
      5,600    CACI International, Inc., Class A* ............   339,360
     32,700    CKX, Inc.* ....................................   411,039
     21,194    Corillian Corp.* ..............................    67,821
     24,120    Credence Systems Corp.* .......................   192,478
     19,300    Digimarc Corp.* ...............................   130,854


    Shares                                                          Value
--------------                                                 ---------------
Information Technology (continued)
        900    Digital Insight Corp.* ....................... $  23,454
     69,940    Digitas, Inc.* ...............................   794,518
      4,600    Emulex Corp.* ................................    92,966
      4,533    Entegris, Inc.* ..............................    51,223
      8,400    FEI Co.* .....................................   161,700
     37,000    Gartner, Inc., Class A* ......................   432,530
      6,100    Genesis Microchip, Inc.* .....................   133,895
      8,200    Global Payments, Inc. ........................   637,304
     15,000    Harmonic, Inc.* ..............................    87,300
     36,800    Homestore, Inc.* .............................   160,080
      7,700    Hutchinson Technology, Inc.* .................   201,124
     21,400    Identix, Inc.* ...............................   100,580
     29,188    Immersion Corp.* .............................   204,608
     40,310    Integrated Device Technology, Inc.* ..........   432,929
     46,500    Interwoven, Inc.* ............................   379,905
      2,100    iPayment, Inc.* ..............................    79,464
      7,200    Jupitermedia Corp.* ..........................   127,512
      3,300    Komag, Inc.* .................................   105,468
     62,600    Lattice Semiconductor Corp.* .................   267,928
     10,100    Lionbridge Technologies* .....................    68,175
      8,200    Liveperson, Inc.* ............................    30,997
      4,200    Macrovision Corp.* ...........................    80,220
      9,700    Marchex, Inc., Class B* ......................   160,632
     43,300    Maxtor Corp.* ................................   190,520
    115,080    McData Corp., Class A* .......................   603,019
     10,600    Mentor Graphics Corp.* .......................    91,160
     90,400    Micromuse, Inc.* .............................   712,352
     20,300    Microsemi Corp.* .............................   518,462
      8,400    Motive, Inc.* ................................    53,256
      1,400    Neustar, Inc.* ...............................    44,786
     43,500    O2Micro International, Ltd.* .................   684,690
      3,900    Online Resources Corp.* ......................    41,262
      2,000    Open Solutions, Inc.* ........................    43,640
     29,800    Pixelworks, Inc.* ............................   196,382
      6,300    Plantronics, Inc. ............................   194,103
     12,978    PLX Technology, Inc.* ........................   108,236
     41,700    Polycom, Inc.* ...............................   674,289
     13,500    Progress Software Corp.* .....................   428,895
      3,300    Radisys Corp.* ...............................    64,020
     11,000    Red Hat, Inc.* ...............................   233,090
     34,180    Rudolph Technologies, Inc.* ..................   460,405
      4,600    Secure Computing Corp.* ......................    52,210
    142,582    Skillsoft PLC ADR* ...........................   653,026
     22,000    Skyworks Solutions, Inc.* ....................   154,440
    136,400    Sonicwall, Inc.* .............................   866,140
     10,534    Stats Chippac, Ltd. ADR* .....................    66,154
      9,100    Tradestation Group, Inc.* ....................    92,274
     44,500    Triquint Semiconductor, Inc.* ................   156,640
      8,400    Ultra Clean Holdings* ........................    50,232
     29,800    Verifone Holdings, Inc.* .....................   599,278
     16,200    Verity, Inc.* ................................   172,044
        900    ViaSat, Inc.* ................................    23,085
     12,000    Western Digital Corp.* .......................   155,160

                    See Notes to Statements of Investments.
                                       29

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)


  Shares                                                      Value
----------                                                -------------
Information Technology (continued)
  3,800    Wind River Systems, Inc.* ................... $   49,134

                                                          ----------
                                                          17,027,852
                                                          ----------
Materials - 4.3%
 21,700    Agrium, Inc. .................................    476,749
 24,000    Airgas, Inc. .................................    711,120
  1,100    James River Coal Co.* ........................     55,517
 16,900    Massey Energy Co. ............................    863,083
    900    Oregon Steel Mills, Inc.* ....................     25,110
  6,400    Symyx Technologies, Inc.* ....................    167,168

                                                          ----------
                                                           2,298,747
                                                          ----------
Telecommunication Services - 2.6%
 52,000    Foundry Networks, Inc.* .....................    660,400
  3,700    Jamdat Mobile, Inc.* ........................     77,700
 16,100    Net 1 UEPS Technologies, Inc.* ..............    360,962
  5,000    SBA Communications Corp., Class A* ..........     77,250
 13,300    Syniverse Holdings, Inc.* ...................    204,820

                                                          ----------
                                                           1,381,132
                                                          ----------
Total Common Stock (Cost $46,515,303)                      51,803,263
                                                           ----------


                               Maturity
                                 Date         Par          Value
                              ---------- ------------- -------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 2.6%

Federal Home Loan Bank
  3.18%
(Cost $1,399,752)             10/03/05   $1,400,000    $1,399,752
                                                       ----------
MONEY MARKET FUND - 0.1%

TCW Galileo Money Market Fund
  3.38%
(Cost $63,756)                               63,756        63,756
                                                       ----------


Total Investments -
100.0%
(Cost $47,978,811)                                       53,266,771
Other Assets &                                                9,981
                                                         ----------
Liabilities, Net -
0.0%
NET ASSETS - 100.0%                                      $53,276,752
                                                        ===========

     * Non-income producing security.
     ADR - American Depository Receipt.

                    See Notes to Statements of Investments.
                                       30

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)




    Shares                                                       Value
--------------                                              ---------------
COMMON STOCK - 98.5%
Consumer Discretionary - 8.7%
      5,600    American Axle & Manufacturing
               Holdings, Inc. ............................. $  129,248
      5,700    Autoliv, Inc. ..............................    247,950
      6,800    BorgWarner, Inc. ...........................    383,928
     26,700    Comcast Corp., Class A* ....................    784,446
      8,200    Cooper Tire & Rubber Co. ...................    125,214
      5,300    Dana Corp. .................................     49,873
     17,100    Gap, Inc. (The) ............................    298,053
     35,500    Interpublic Group of Companies, Inc.*.......    413,220
     13,500    Jones Apparel Group, Inc. ..................    384,750
      9,800    Lear Corp. .................................    332,906
     23,100    Limited Brands, Inc. .......................    471,933
     11,900    Mattel, Inc. ...............................    198,492
     32,900    McDonald's Corp. ...........................  1,101,821
     20,600    Newell Rubbermaid, Inc. ....................    466,590
      9,200    Nordstrom, Inc. ............................    315,744
     24,700    Office Depot, Inc.* ........................    733,590
      7,500    Target Corp. ...............................    389,475

                                                            ----------
                                                             6,827,233
                                                            ----------
Consumer Staples - 7.5%
      8,700    Clorox Co. .................................    483,198
     19,000    Coca-Cola Co. (The) ........................    820,610
     20,700    ConAgra Foods, Inc. ........................    512,325
     11,800    General Mills, Inc. ........................    568,760
      9,500    Kimberly-Clark Corp. .......................    565,535
     15,300    Kraft Foods, Inc., Class A .................    468,027
     33,300    Kroger Co. (The)* ..........................    685,647
      9,700    PepsiCo, Inc. ..............................    550,087
     20,600    Safeway, Inc.* .............................    527,360
     15,100    Sara Lee Corp. .............................    286,145
     13,800    Supervalu, Inc. ............................    429,456

                                                            ----------
                                                             5,897,150
                                                            ----------
Energy - 5.9%
     11,700    ConocoPhillips .............................    817,947
      8,600    Diamond Offshore Drilling, Inc. ............    526,750
     62,800    El Paso Corp. ..............................    872,920
     10,100    ENSCO International, Inc. ..................    470,559
     15,500    Marathon Oil Corp. .........................  1,068,415
      7,200    Noble Corp. ................................    492,912
     12,200    Rowan Cos., Inc. ...........................    432,978

                                                            ----------
                                                             4,682,481
                                                            ----------
Financials - 36.1%
      4,900    ACE, Ltd. ..................................    230,643
     20,200    Allstate Corp. .............................  1,116,858
     14,200    American International Group, Inc. .........    879,832
     65,600    Bank of America Corp. ......................  2,761,760
      6,900    BB&T Corp. .................................    269,445
      7,600    Chubb Corp. ................................    680,580
     77,366    Citigroup, Inc. ............................  3,521,700
      9,700    Comerica, Inc. .............................    571,330
     13,000    Countrywide Financial Corp. ................    428,740


    Shares                                                       Value
--------------                                              ---------------
Financials (continued)
     19,300    Fannie Mae ................................. $  865,026
     11,900    Freddie Mac ................................    671,874
     17,900    Genworth Financial, Inc., Class A ..........    577,096
      7,600    Goldman Sachs Group, Inc. ..................    924,008
     10,300    Hartford Financial Services Group,
               Inc. .......................................    794,851
     17,000    Huntington Bancshares, Inc. ................    381,990
     38,100    JPMorgan Chase & Co. .......................  1,292,733
     19,100    KeyCorp ....................................    615,975
      5,300    Lehman Brothers Holdings, Inc. .............    617,344
      1,600    MBIA, Inc. .................................     96,992
     17,400    Mellon Financial Corp. .....................    556,278
     13,100    Merrill Lynch & Co., Inc. ..................    803,685
     12,850    MetLife, Inc. ..............................    640,316
      2,500    MGIC Investment Corp. ......................    160,500
     13,300    Morgan Stanley .............................    717,402
     19,400    National City Corp. ........................    648,736
        900    PartnerRe, Ltd. ............................     57,645
      3,700    PNC Financial Services Group, Inc. .........    214,674
      6,800    Prudential Financial, Inc. .................    459,408
     22,860    St. Paul Travelers Cos., Inc. ..............  1,025,728
      9,800    SunTrust Banks, Inc. .......................    680,610
     10,500    Torchmark Corp. ............................    554,715
     32,100    U.S. Bancorp ...............................    901,368
     33,943    Wachovia Corp. .............................  1,615,348
     16,100    Washington Mutual, Inc. ....................    631,442
     18,700    Wells Fargo & Co. ..........................  1,095,259
      5,000    XL Capital, Ltd., Class A ..................    340,150

                                                            ----------
                                                            28,402,041
                                                            ----------
Health Care - 8.0%
      4,200    AmerisourceBergen Corp. ....................    324,660
     12,000    Bristol-Myers Squibb Co. ...................    288,720
      7,500    Eli Lilly & Co. ............................    401,400
      3,500    HCA, Inc. ..................................    167,720
      6,400    Johnson & Johnson ..........................    404,992
     14,400    Medco Health Solutions, Inc.* ..............    789,552
     35,000    Merck & Co., Inc. ..........................    952,350
     96,900    Pfizer, Inc. ...............................  2,419,593
     12,200    Wyeth ......................................    564,494

                                                            ----------
                                                             6,313,481
                                                            ----------
Industrials - 7.5%
     17,100    Burlington Northern Santa Fe Corp. .........  1,022,580
      6,000    Cooper Industries, Ltd., Class A ...........    414,840
      6,800    Crane Co. ..................................    202,232
     13,500    CSX Corp. ..................................    627,480
      8,600    Eaton Corp. ................................    546,530
      8,600    Hubbell, Inc., Class B .....................    403,598
     11,600    Ingersoll-Rand Co., Ltd., Class A ..........    443,468
     18,900    Ingram Micro, Inc., Class A* ...............    350,406
     10,200    Masco Corp. ................................    312,936
     21,000    Norfolk Southern Corp. .....................    851,760
     15,300    Owens-Illinois, Inc.* ......................    315,486

                    See Notes to Statements of Investments.
                                       31

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                              September 30, 2005
                                                                     (Unaudited)




    Shares                                                      Value
--------------                                             ---------------
Industrials (continued)
      8,700    SPX Corp. ................................. $ 399,765

                                                           ---------
                                                           5,891,081
                                                           ---------
Information Technology - 9.1%
     14,228    ADC Telecommunications, Inc.*..............   325,252
     19,800    Agere Systems, Inc.* ......................   206,118
      7,400    Arrow Electronics, Inc.* ..................   232,064
      1,275    Avnet, Inc.* ..............................    31,174
     38,550    Corning, Inc.* ............................   745,171
     25,000    Electronic Data Systems Corp. .............   561,000
     16,500    EMC Corp.* ................................   213,510
     63,000    Hewlett-Packard Co. ....................... 1,839,600
     15,200    Intel Corp. ...............................   374,680
     68,400    Liberty Media Corp., Class A* .............   550,620
     15,800    Microsoft Corp. ...........................   406,534
     25,000    Nokia OYJ ADR .............................   422,750
     54,600    Nortel Networks Corp.* ....................   177,996
     58,900    Sanmina-SCI Corp.* ........................   252,681
     73,800    Solectron Corp.* ..........................   288,558
      6,200    Tech Data Corp.* ..........................   227,602
     25,600    Tellabs, Inc.* ............................   269,312

                                                           ---------
                                                           7,124,622
                                                           ---------
Materials - 4.4%
      3,900    Ashland, Inc. .............................   215,436
      7,700    Eastman Chemical Co. ......................   361,669
      6,100    Lubrizol Corp. ............................   264,313
      5,700    Martin Marietta Materials, Inc. ...........   447,222
      9,000    PPG Industries, Inc. ......................   532,710
     17,200    Smurfit-Stone Container Corp.* ............   178,192
      8,800    Sonoco Products Co. .......................   240,328
     14,400    Temple-Inland, Inc. .......................   588,240
      9,000    Vulcan Materials Co. ......................   667,890

                                                           ---------
                                                           3,496,000
                                                           ---------
Telecommunication Services - 4.2%
      6,000    BellSouth Corp. ...........................   157,800
     25,000    SBC Communications, Inc. ..................   599,250
     45,450    Sprint Nextel Corp. ....................... 1,080,801
     45,500    Verizon Communications, Inc. .............. 1,487,395

                                                           ---------
                                                           3,325,246
                                                           ---------


    Shares                                                      Value
--------------                                             ---------------
Utilities - 7.1%
     14,400    Constellation Energy Group, Inc. .......... $ 887,040
     20,300    Edison International ......................   959,784
     11,100    Entergy Corp. .............................   824,952
     11,000    Exelon Corp. ..............................   587,840
     14,600    FirstEnergy Corp. .........................   760,952
     12,700    Sempra Energy .............................   597,662
     17,000    Wisconsin Energy Corp. ....................   678,640
     14,200    Xcel Energy, Inc. .........................   278,462

                                                           ---------
                                                           5,575,332
                                                           ---------


Total Investments -
98.5%
(Cost $66,149,441)                                      77,534,667
Other Assets &                                           1,170,146
                                                        ----------
Liabilities, Net -
1.5%
NET ASSETS - 100.0%                                     $78,704,813
                                                        ===========

    * Non-income producing security.

                    See Notes to Statements of Investments.
                                       32

Wilshire Variable Insurance Trust
Notes to Statements of Investments
September 30, 2005 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES:
A. Security Valuation -- A security listed or traded on a U.S. stock exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. Securities not valued at amortized cost or by the Board of Trustees or its delegate are valued using a quotation from an independent pricing service. In the event market quotations are not readily available, securities are valued at fair value according to the procedures established by the Board of Trustees or as determined in good faith by the Pricing Committee, or the valuation committee, as applicable, whose members are representatives of Wilshire Associates Incorporated (the Adviser), or the Trust's Valuation Committee. Fair value is defined as the amount the owner of the security might reasonably expect to receive upon a current sale. Additionally, a Fund's investments will be valued at fair value by the Pricing Committee if the Adviser, the Fund's subadviser, or the Trust's accounting services provider determines that a significant valuation event has occurred. Significant valuation events include, but are not limited to the following: significant events affecting the value of a Fund's securities traded on a foreign exchange or market, one or more markets in which a Fund's securities trade being closed or disrupted as a result of unusual or extraordinary events such as natural disasters, civil unrest or imposition of capital controls occurring between the time when a foreign exchange or market closes and when the Fund values its securities; and other market or economic events (e.g., bankruptcy filing) that would cause a Fund's securities to experience a significant change in value. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

B. Securities Transactions -- The Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Income Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Income Fund may dispose of such securities prior to settlement if a subadviser deems it appropriate to do so. The Income Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Income Fund will normally realize a capital gain or loss in connection with these transactions. When the Income Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Income Fund's subadvisers will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Income Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the subadvisers will hold the Portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Income Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

2. OPERATING POLICIES:
A. Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by PFPC Trust Company and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy.

B. Asset Backed Securities -- These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors' exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

C. Collateralized Mortgage Obligations -- Planned Amortization Class (PAC) -- These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

D. American Depository Receipts (ADR) -- A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

E. Foreign Currency Transactions -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
.. market value of investment securities, other assets and other liabilities at the daily rates of exchange and .. purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Currency Contracts -- The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions. At September 30, 2005 the Income Fund had the following open forward currency contracts:

                                                                             Unrealized
                         Local       Date   Expiration   Current Value    Appreciation/
 Foreign Currency     Currency    Entered         Date     U.S. Dollar   (Depreciation)
---------------------------------------------------------------------------------------
INCOME FUND

Long Contracts:
Euro Currency        6,961,785   7/26/05-     11/08/05     $ 8,383,610   $     (43,876)
                                  8/19/05
                       125,968    8/24/05     10/20/05         151,544          (3,430)
Mexican Peso         1,082,074   7/18/05-     10/26/05         100,165             745
                                   9/6/05
New Zealand            247,719   7/27/05-     10/27/05         170,942           3,928
Dollar                             9/6/05
                                                                         --------------
                                                                         $     (42,633)
                                                                         ==============
Short Contracts:
Australian Dollar      413,358    7/26/05     11/08/05         314,636          (2,927)
Canadian Dollar        214,469    7/26/05     11/08/05         184,700          (8,327)
Euro Currency          128,923    7/18/05     10/20/05         155,099           1,102
                     7,905,361    7/26/05     11/08/05       9,519,895          40,387
Mexican Peso         3,917,643    7/18/05     10/26/05         362,646             502
New Zealand Dollar     713,018    7/22/05     10/27/05         492,029          (5,038)
                                                                         --------------
                                                                         $      25,699
                                                                         ==============

3. TAX DISCLOSURE
It is the Funds policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to its shareholders. No provision has been made for federal income or excise. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2005.

The Balanced Fund, Equity Fund, International Equity Fund, Short-Term Investment Fund, Small Cap Growth Fund, and Socially Responsible Fund intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004 the capital loss carryfowards along with the related expiration dates are as follows:

                                                       December 31,
                             --------------------------------------------------------------
                                 2008         2009         2010         2011        2012
                             -----------  ------------  -----------  ----------  ----------
Balanced Fund                $ 6,154,577  $          -  $         -  $        -  $        -
Equity Fund                   47,514,075             -   42,546,430   5,637,907           -
International Equity Fund              -     4,337,950    7,076,246           -           -
Short-Term Investment Fund             -             -            -           -         586
Small Cap Growth Fund                  -    11,897,109    9,619,277           -           -
Socially Responsible Fund              -             -            -   1,306,850           -

For additional information regarding the accounting policies of the Wilshire Variable Insurance Trust, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
          or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Wilshire Variable Insurance Trust

By (Signature and Title)*  /s/ Lawrence E. Davanzo
                           ------------------------------------
                           Lawrence E. Davanzo, President
                           (principal executive officer)

Date  11/17/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Lawrence E. Davanzo
                           ------------------------------------
                           Lawrence E. Davanzo, President
                           (principal executive officer)

Date  11/17/05

By (Signature and Title)*  /s/ Scott Boroczi
                           ------------------------------------
                           Scott Boroczi, Treasurer
                           (principal financial officer)

Date  11/17/05

* Print the name and title of each signing officer under his or her signature.